Document and Entity Information	12 Months Ended
Mar. 30, 2013
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	BMJ
Entity Registrant Name	BIRKS & MAYORS INC.
Entity Central Index Key	0001179821
Current Fiscal Year End Date	--03-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Class A Common Stock [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	7,115,641
Class B Common Stock [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	7,717,970
Series A Preferred Stock [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	0

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,826	$ 3,127
Accounts receivable	6,639	7,100
Inventories	137,011	143,475
Prepaids and other current assets	2,592	2,357
Total current assets	150,068	156,059
Property and equipment	27,326	25,796
Intangible assets	955	973
Other assets	1,603	2,339
Total non-current assets	29,884	29,108
Total assets	179,952	185,167
Current liabilities:
Bank indebtedness	67,307	61,557
Accounts payable	42,210	44,593
Accrued liabilities	9,193	12,991
Current portion of long-term debt	3,795	5,567
Total current liabilities	122,505	124,708
Long-term debt	38,100	45,398
Other long-term liabilities	2,996	3,433
Total long-term liabilities	41,096	48,831
Commitments and Contingencies
Stockholders' equity:
Common stock	64,489	60,896
Preferred stock - no par value, unlimited shares authorized, none issued
Additional paid-in capital	15,949	15,831
Accumulated deficit	(69,854)	(71,367)
Accumulated other comprehensive income	5,767	6,268
Total stockholders' equity	16,351	11,628
Total liabilities and stockholders' equity	179,952	185,167
Class A Common Stock [Member]
Stockholders' equity:
Common stock	25,876	22,283
Class B Common Stock [Member]
Stockholders' equity:
Common stock	$ 38,613	$ 38,613

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 30, 2013	Mar. 31, 2012
Common stock, shares outstanding	14,833,611	11,391,585
Preferred stock, par value
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Class A Common Stock [Member]
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	7,115,641	3,673,615
Common stock, shares outstanding	7,115,641	3,673,615
Class B Common Stock [Member]
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Income Statement [Abstract]
Net sales	$ 292,759	$ 302,317	$ 270,948
Cost of sales	166,585	169,087	154,640
Gross profit	126,174	133,230	116,308
Selling, general and administrative expenses	110,806	118,075	107,444
Depreciation and amortization	4,563	4,713	5,267
Total operating expenses	115,369	122,788	112,711
Operating income	10,805	10,442	3,597
Interest and other financing costs	9,272	10,200	11,319
Income (loss) before income taxes	1,533	242	(7,722)
Income tax expense	20	23	24
Net income (loss)	$ 1,513	$ 219	$ (7,746)
Weighted average common shares outstanding
Basic	13,538	11,392	11,390
Diluted	13,544	11,438	11,390
Net income (loss) per share
Basic	$ 0.11	$ 0.02	$ (0.68)
Diluted	$ 0.11	$ 0.02	$ (0.68)

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 1,513	$ 219	$ (7,746)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(501)	(11)	675
Total comprehensive income (loss)	$ 1,012	$ 208	$ (7,071)

Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total USD ($)	Voting common stock outstanding [Member]	Voting common stock [Member] USD ($)	Additional paid-in capital [Member] USD ($)	Retained earnings (Accumulated deficit) [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] USD ($)
Beginning Balance at Mar. 27, 2010	$ 18,387		$ 60,895	$ 15,728	$ (63,840)	$ 5,604
Beginning Balance, Shares at Mar. 27, 2010		11,390,377
Net income (loss)	(7,746)				(7,746)
Cumulative translation adjustment	675					675
Total comprehensive income	(7,071)
Compensation expense resulting from stock options granted to Management	19			19
Exercise of stock options
Exercise of stock options, Shares	128	128
Compensation expense resulting from amendment of previously granted stock options to employees	5			5
Ending Balance at Mar. 26, 2011	11,340		60,895	15,752	(71,586)	6,279
Ending Balance, Shares at Mar. 26, 2011	11,390,505	11,390,505
Net income (loss)	219				219
Cumulative translation adjustment	(11)					(11)
Total comprehensive income	208
Compensation expense resulting from stock options granted to Management	79			79
Exercise of stock options	1		1
Exercise of stock options, Shares	1,080	1,080
Ending Balance at Mar. 31, 2012	11,628		60,896	15,831	(71,367)	6,268
Ending Balance, Shares at Mar. 31, 2012	11,391,585	11,391,585
Net income (loss)	1,513				1,513
Cumulative translation adjustment	(501)					(501)
Total comprehensive income	1,012
Compensation expense resulting from stock options granted to Management	118			118
Issuance of Class A shares for stock rights offering, net of taxes of $0	3,593		3,593
Issuance of Class A shares for stock rights offering, net of taxes of $0 , Shares	3,442,026	3,442,026
Ending Balance at Mar. 30, 2013	$ 16,351		$ 64,489	$ 15,949	$ (69,854)	$ 5,767
Ending Balance, Shares at Mar. 30, 2013	14,833,611	14,833,611

Consolidated Statements of Stockholders Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 30, 2013
Stock right offering, net of taxes	$ 0
Voting common stock outstanding [Member]
Stock right offering, net of taxes	0
Voting common stock [Member]
Stock right offering, net of taxes	$ 0

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Cash flows from operating activities:
Net income (loss)	$ 1,513	$ 219	$ (7,746)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,771	4,992	5,788
Amortization of debt costs	706	830	1,614
Other operating activities, net	93	195	(238)
Decrease (increase) in:
Accounts receivable	401	940	1,563
Inventories	5,225	(3,357)	5,457
Prepaids and other current assets	(300)	41	(46)
(Decrease) increase in:
Accounts payable	(2,212)	(3,435)	3,277
Accrued liabilities and other long-term liabilities	(4,021)	4,158	645
Net cash provided by operating activities	6,176	4,583	10,314
Cash flows (used in) from investing activities:
Additions to property and equipment	(6,254)	(4,511)	(2,567)
Proceeds from sale of assets held for sale	60		975
Other investing activities, net	(84)	(61)	(27)
Net cash used in investing activities	(6,278)	(4,572)	(1,619)
Cash flows (used in) from financing activities:
Increase (decrease) in bank indebtedness	6,159	638	(3,380)
Repayment of obligations under capital leases	(2,406)	(1,937)	(2,743)
Proceeds from stock rights offering, net of costs	3,593
Payment of loan origination fees and costs		(1,907)
Repayment of long-term debt	(6,481)	(2,429)	(2,707)
Increase in long-term debt		5,502
Other financing activities	(27)	(61)	(29)
Net cash provided by (used in) financing activities	838	(194)	(8,859)
Effect of exchange rate on cash	(37)	(32)	103
Net increase (decrease) in cash and cash equivalents	699	(215)	(61)
Cash and cash equivalents, beginning of year	3,127	3,342	3,403
Cash and cash equivalents, end of year	3,826	3,127	3,342
Supplemental disclosure of cash flow information:
Interest paid	8,261	9,066	9,866
Non-cash transactions:
Property and equipment additions acquired through capital leases	160	81	322
Property and equipment additions included in accounts payable and accrued liabilities	$ 732	$ 558	$ 341

Basis of presentation	12 Months Ended
Mar. 30, 2013
Accounting Policies [Abstract]
Basis of presentation
1.	Basis of presentation:

These consolidated financial statements include the accounts of the Canadian parent company Birks & Mayors and its wholly-owned subsidiary, Mayor’s Jewelers, Inc. (“Mayors”), and are reported in U.S. dollars and in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes. The most significant estimates include valuation of inventories and accounts receivable, provisions for income taxes, valuation of deferred tax assets and the recoverability of long-lived assets. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation.

Future operations

These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company’s ability to fund its operations and meet its cash flow requirements in order to fund its operations is dependent upon its ability to maintain positive excess availability under its senior secured revolving credit facilities as described in note 6.

The Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for the next twelve months. This determination, however, could be impacted by future economic, financial, competitive, legislative and regulatory factors, as well as other future events that are beyond the Company’s control. If any of the factors or events described previously result in operating performance being significantly lower than currently forecasted or if the Company’s senior lenders impose additional restrictions on its ability to borrow on the Company’s collateral or if the Company does not maintain positive excess availability under its senior secured revolving credit facilities, there could be significant uncertainty about the Company’s ability to continue as a going-concern, and its capacity to realize the carrying value of its assets and repay its existing and future obligations as they generally become due without obtaining additional financing which may not be available. These financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate.

Significant accounting policies	12 Months Ended
Mar. 30, 2013
Accounting Policies [Abstract]
Significant accounting policies
2.	Significant accounting policies:

(a)	Revenue recognition:

Sales are recognized at the point of sale when merchandise is picked up by the customer or shipped to a customer. Shipping and handling fees billed to customers are included in net sales. Revenues for gift certificate sales and store credits are recognized upon redemption. Prior to recognition as a sale, gift certificates are recorded as accrued liabilities on the balance sheet. Based on historical redemption rates, gift certificates and store credits, not subject to unclaimed property laws, are recorded as income. Gift certificates and store credits outstanding and subject to unclaimed property laws are maintained as accrued liabilities until remitted in accordance with local ordinances.

Sales of consignment merchandise are recognized at such time as the merchandise is sold and are recorded on a gross basis because the Company is the primary obligor of the transaction, has general latitude on setting the price, has discretion as to the suppliers, is involved in the selection of the product and has inventory loss risk. Sales are reported net of returns and sales taxes. The Company generally gives its customers the right to return merchandise purchased by them within 10 to 90 days, depending on the product sold and records a provision at the time of sale for the effect of the estimated returns. Revenues for repair services are recognized when the service is delivered to and accepted by the customer.

Revenue related to the Company’s purchases of gold and other precious metals from our customers are recognized when the Company delivers the goods, and receives and accepts an offer from a refiner to purchase the gold and other precious metal.

(b)	Cost of sales:

Cost of sales includes direct inbound freight and duties, direct labor related to repair services, design and creative, the jewelry studio, inventory shrink, inventory thefts, and boxes (jewelry, watch and giftware). Indirect freight including inter-store transfers, purchasing and receiving costs, distribution costs and warehousing costs are included in selling, general and administrative expenses. Purchase discounts are recorded as a reduction of inventory cost and are recorded to cost of sales as the items are sold. Mark down dollars received from vendors are recorded as a reduction of inventory costs to the specific items to which they apply and are recognized in cost of sales once the items are sold. Other vendor allowances, primarily related to the achievement of certain milestones, are infrequent and insignificant and are recognized upon achievement of the specified milestone in cost of sales. Included in cost of sales is depreciation related to manufacturing machinery, equipment and facilities of $208,000, $279,000 and $521,000 for the years ended March 30, 2013, March 31, 2012 and March 26, 2011, respectively.

(c)	Cash and cash equivalents:

The Company considers all highly liquid investments purchased with original maturities of three months or less. Amounts receivable from credit card issuers are included in cash and cash equivalents and are typically converted to cash within 2 to 4 days of the original sales transaction. These amounts totaled $1.9 million at March 30, 2013 and March 31, 2012.

(d)	Accounts receivable:

Accounts receivable arise primarily from customers’ use of the Mayors credit card and sales to Birks & Mayors corporate customers. Several installment sales plans are offered to the Mayors credit card holders which vary as to repayment terms and finance charges assessed. Finance charges on Mayors’ consumer credit receivables, when applicable, accrue at rates ranging from 7.9% to 18% per annum. Finance charges on Mayors consumer credit accounts are not significant. The Company maintains allowances for doubtful accounts associated with the accounts receivable recorded on the balance sheet for estimated losses resulting from the inability of its customers to make required payments. The allowance is determined based on a combination of factors including, but not limited to, the length of time that the receivables are past due, the Company’s knowledge of the customer, economic and market conditions and historical write-off experiences. The Company classifies a receivable account as past due if a required payment amount has not been received within the allotted time frame (generally 30 days), after which internal collection efforts commence. Once all internal collection efforts have been exhausted and management has reviewed the account, the account is put on nonaccrual status and may be sent for external collection or legal action. Upon the suspension of the accrual of interest, interest income is recognized to the extent cash payments received exceed the balance of the principal amount owed on the account. After all collection efforts have been exhausted, including internal and external collection efforts, an account is written off.

The Company guarantees a portion of its private label credit card sales to its credit card vendor. The Company maintains a liability associated with these outstanding amounts. Similar to the allowance for doubtful accounts, the liability related to these guaranteed sales amounts are based on a combination of factors including the length of time the receivables are past due to the Company’s credit card vendor, the Company’s knowledge of the customer, economic and market conditions and historical write-off experiences of similar credits. If the financial conditions of our customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

(e)	Inventories:

Retail inventories and inventories of raw materials are valued at the lower of average cost or market. Inventories of work in progress and Company manufactured finished goods are valued at the lower of average cost (which includes material, labor and overhead costs) or market. The Company records provisions for lower of cost or market, damaged goods, and slow-moving inventory. The cost of inbound freight and duties are included in the carrying value of the inventories.

The allowance for inventory shrink is estimated for the period from the last physical inventory date to the end of the reporting period on a store by store basis and at our factories and distribution centers. The shrink rate from the most recent physical inventory, in combination with historical experience, is the basis for providing a shrink allowance. Inventory is written down for estimated slow moving inventory equal to the difference between the cost of inventory and the estimated market value based on assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required.

(f)	Property and equipment:

Property and equipment are recorded at cost. Maintenance and repair costs are charged to selling, general and administrative expenses as incurred, while expenditures for major renewals and improvements are capitalized. Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Buildings	Lesser of term of the lease or the economic life
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	3 - 10 years
Molds	2 - 5 years
Furniture and fixtures	5 - 8 years
Equipment and vehicles	3 - 8 years

(g)	Intangible assets:

Trademarks and tradenames are amortized using the straight-line method over a period of 15 to 20 years. The Company had $1.7 million and $1.6 million of intangible assets at March 30, 2013 and March 31, 2012, respectively. The Company had $0.7 million and $0.6 million of accumulated amortization of intangibles at March 30, 2013 and March 31, 2012, respectively.

(h)	Deferred financing costs:

The Company amortizes deferred financing costs incurred in connection with its financing agreements using the effective interest method over the related period of the financing. Such deferred costs are included in other assets in the accompanying consolidated balance sheets.

(i)	Warranty accrual:

The Company generally provides warranties on its jewelry and watches for periods extending up to three years and has a battery replacement policy for its private label watches. The Company accrues a liability based on its historical repair costs for such warranties.

(j)	Income taxes:

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial statement reporting purposes and the bases for income tax purposes, and (b) operating losses and tax credit carryforwards. Deferred income tax assets are evaluated and, if realization is not considered to be more-likely-than-not, a valuation allowance is provided (see note 9(a)).

(k)	Foreign exchange:

Monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange in effect at the balance sheet date. Other balance sheet items denominated in foreign currencies are translated at the rates prevailing at the respective transaction dates. Revenue and expenses denominated in foreign currencies are translated at average rates prevailing during the year. Gains (losses) on foreign exchange of $0.1 million, ($0.3) million and $0.4 million were recorded in cost of goods sold for the years ended March 30, 2013, March 31, 2012 and March 26, 2011, respectively and ($174,000), ($113,000) and $12,000 of (losses) gains on foreign exchange were recorded in interest and other financial costs related to U.S. dollar denominated debt of the Company’s Canadian operations for the years ended March 30, 2013, March 31, 2012 and March 26, 2011, respectively.

Birks & Mayors’ Canadian operations’ functional currency is the Canadian dollar while the reporting currency of the Company is the U.S. dollar. The assets and liabilities denominated in Canadian dollars are translated for reporting purposes at exchange rates in effect at the balance sheet dates. Revenue and expense items are translated at average exchange rates prevailing during the periods. The resulting gains and losses are accumulated in other comprehensive income.

(l)	Impairment of long-lived assets:

The Company periodically reviews the estimated useful lives of its depreciable assets and changes in useful lives are made on a prospective basis unless factors indicate the carrying amounts of the assets may not be recoverable and an impairment write-down is necessary. However, the Company will review its long-lived assets for impairment once events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss would be recognized when the estimated undiscounted future cash flows expected to result from the use of an asset and its eventual disposition is less than its carrying value. Measurement of an impairment loss for such long-lived assets would be based on the difference between the carrying value and the fair value of the asset, with fair value being determined based upon discounted cash flows or appraised values, depending on the nature of the asset. Long-lived assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. No impairment charge was required in fiscal 2013, 2012 and 2011.

(m)	Advertising and marketing costs:

Advertising and marketing costs are generally charged to expense as incurred and are included in selling, general and administrative expenses in the consolidated statements of operations. However, certain expenses such as those related to catalogs are expensed at the time such catalogs are shipped to recipients. The Company and its vendors participate in cooperative advertising programs in which the vendors reimburse the Company for a portion of certain specific advertising costs which are netted against advertising expense in selling, general and administrative expenses, and amounted to $2.9 million for each of the years ended March 30, 2013, March 31, 2012 and March 26, 2011. Advertising and marketing expense, net of vendor cooperative advertising allowances, amounted to $10.8 million, $9.9 million and $8.0 million in the years ended March 30, 2013, March 31, 2012 and March 26, 2011, respectively.

(n)	Pre-opening expenses:

Pre-opening expenses related to the opening of new and relocated stores are expensed in the period incurred.

(o)	Operating leases:

All material lessor incentive amounts on operating leases are deferred and amortized as a reduction of rent expense over the term of the lease. Rent expense is recorded on a straight-line basis, which takes into effect any rent escalations, rent holidays and fixturing periods. Lease terms are from the inception of the fixturing period until the end of the initial lease term and generally exclude renewal periods. However, renewal periods would be included in instances in which the exercise of the renewal period option would be reasonably assured and failure to exercise such option would result in an economic penalty. Contingent rent payments vary by lease, are based on a percentage of revenue above a predetermined sales level and are expensed when it becomes probable the sales levels will be achieved. This level is different for each location and includes and excludes various types of sales.

(p)	Earnings per common share:

Basic earnings per share (“EPS”) is computed as net earnings divided by the weighted-average number of common shares outstanding for the period. Diluted EPS includes the dilutive effect of the assumed exercise of stock options, warrants and equity settled stock appreciation rights.

The following table sets forth the computation of basic and diluted earnings per common share for the years ended March 30, 2013, March 31, 2012 and March 26, 2011:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands, except per share data)
Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$1,513	$219	$(7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390
Income (loss) per common share	$0.11	$0.02	$(0.68)
Diluted income (loss) per common share computation:
Numerator:
Net income (loss)	$1,513	$219	$(7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)	6	46	—

Weighted-average common shares outstanding – diluted	13,544	11,438	11,390
Diluted income (loss) per common share	$0.11	$0.02	$(0.68)

For the year ended March 30, 2013, the effect from the assumed exercise of 232,821 Class A voting shares underlying outstanding stock options and 382,693 Class A voting shares underlying outstanding warrants were excluded from the computation of diluted earnings per share due to their antidilutive effect. For the year ended March 31, 2012, the effect from the assumed exercise of 230,694 Class A voting shares underlying outstanding stock options and 382,693 Class A voting shares underlying outstanding warrants were excluded from the computation of diluted earnings per share due to their antidilutive effect. For the year ended March 26, 2011, the effect from the assumed exercise of 547,326 Class A voting shares underlying outstanding stock options, 382,693 Class A voting shares underlying outstanding warrants, and 21,737 Class A voting shares underlying outstanding stock appreciation rights were excluded from the computation of diluted earnings per share due to their antidilutive effect.

(q)	Commodity and currency risk:

The Company has exposure to market risk related to gold, silver, platinum and diamond purchases and foreign exchange risk. The Company may periodically enter into gold futures contracts to economically hedge a portion of these risks. During the years ended and as of March 30, 2013 and March 31, 2012, there were no such contracts outstanding.

(r)	The Financial Accounting Standards Board (“FASB’) issued Accounting Standards Update (“ASU”) 2011-05, “Comprehensive Income (Topic 220) – Presentation of Comprehensive Income” (ASU 2011-05). ASU 2011-05 eliminates the option to present components of other comprehensive income (“OCI”) as part of the statement of changes in stockholders’ equity. The amendments in this standard require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company adopted this guidance effective for the fiscal year ended March 30, 2013, and applied the recommendation retrospectively for fiscal years ended March 31, 2012, and March 26, 2011. These standards do not affect the calculation or reporting of earnings per share.

Accounts receivable	12 Months Ended
Mar. 30, 2013
Receivables [Abstract]
Accounts receivable
3.	Accounts receivable:

Accounts receivable at March 30, 2013 and March 31, 2012 consist of the following:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)
Customer trade receivables	$4,884	$5,135
Other receivables	1,755	1,965

	$6,639	$7,100

Included in customer trade receivables as of March 30, 2013 and March 31, 2012, was $0.3 million and $0.2 million, respectively, of net trade receivables on nonaccrual status.

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 27, 2010	$2,518
Additional provision recorded	247
Net write-offs	(283)

Balance March 26, 2011	2,482
Additional provision recorded	231
Net write-offs	(248)

Balance March 31, 2012	2,465
Reduction in provision recorded	(23)
Net write-offs	(333)

Balance March 30, 2013	$2,109

Certain sales plans relating to customers’ use of Mayors credit cards provide for revolving lines of credit and/or installment plans under which the payment terms exceed one year. These receivables, amounting to approximately $2.9 million and $3.7 million at March 30, 2013 and March 31, 2012, respectively, are included in accounts receivable in the accompanying consolidated balance sheets.

Inventories	12 Months Ended
Mar. 30, 2013
Inventory Disclosure [Abstract]
Inventories
4.	Inventories:

Inventories are summarized as follows:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)
Raw materials	$3,609	$5,134
Work in progress	426	1,233
Retail inventories and manufactured finished goods	132,976	137,108

	$137,011	$143,475

Continuity of the obsolescence reserve for inventory is as follows (in thousands):

Balance March 27, 2010	$4,890
Additional charges	1,535
Deductions	(1,339)

Balance March 26, 2011	5,086
Additional charges	2,462
Deductions	(2,868)

Balance March 31, 2012	4,680
Additional charges	1,327
Deductions	(2,408)

Balance March 30, 2013	$3,599

Property and equipment:	12 Months Ended
Mar. 30, 2013
Property Plant And Equipment [Abstract]
Property and equipment:
5.	Property and equipment:

The components of property and equipment are as follows:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)

Land	$6,414	$6,520
Buildings	9,444	9,478
Leasehold improvements	44,770	46,944
Equipment and vehicles	2,193	2,360
Molds	1,238	1,254
Furniture and fixtures	9,599	9,983
Software and electronic equipment	20,260	19,476

	93,918	96,015
Accumulated depreciation	(66,592)	(70,219)

	$27,326	$25,796

Property and equipment, having a cost of $13.7 million and a net book value of $8.1 million at March 30, 2013, and a cost of $19.5 million and a net book value of $11.0 million at March 31, 2012, are under capital leasing arrangements.

Bank indebtedness	12 Months Ended
Mar. 30, 2013
Debt Disclosure [Abstract]
Bank indebtedness
6.	Bank indebtedness:

During fiscal 2012, the Company executed an amendment and extension of its $132 million senior secured revolving credit facility and $12.5 million senior secured term loan which were set to expire in December 2011. The $132 million senior secured revolving credit facility was amended and extended for a total of $115 million and bears interest at a floating rate of LIBOR plus 2.25% to LIBOR plus 3.0% (based on interest coverage and excess availability thresholds). Prior to the amendment, the $132 million senior secured revolving credit facility bore interest in the range of LIBOR plus 2.5% to LIBOR plus 3.0% (based on excess availability thresholds) for up to a $124 million tranche of the facility and in the range of LIBOR plus 4.5% to LIBOR plus 5.0% (based on excess availability thresholds) for an $8 million tranche of the facility. During fiscal 2012, in conjunction with the amendment and extension of the senior secured revolving credit facility, the Company’s $12.5 million senior secured term loan bearing interest at the greater of 16% per annum or one-month LIBOR plus 12% was also amended and extended for a total of $18 million and is subordinated in lien priority to the senior secured revolving credit facility and bearing interest at a rate of the greater of 11% per annum or one-month LIBOR based rate plus 8%. In August 2012, the Company renegotiated the interest rate charged on its $18 million senior secured term loan reducing the interest rate to the greater of 9.5% per annum or one-month LIBOR plus 6.5%. These two credit facilities have a four-year term expiring in June 2015 and will be used to finance working capital, capital expenditures and provide liquidity to fund the Company’s day-to-day operations and for other general corporate purposes. The amended senior secured credit facilities provide that no financial covenants, other than the Company’s limitations on paying dividends, are required to be met other than maintaining positive excess availability at all times.

As of March 30, 2013 and March 31, 2012, bank indebtedness consisted solely of the Company’s senior secured revolving credit facility which had an outstanding balance of $67.3 million and $61.6 million, respectively. The senior secured revolving credit facility is collateralized by substantially all of the Company’s assets. The Company’s ability to fund its operations and meet its cash flow requirements is dependent upon its ability to maintain positive excess availability under its senior credit facilities. Under the terms of the amended and restated facilities, both the senior secured revolving credit facility administrative agent and the senior secured term loan administrative agent may impose, at any time, discretionary reserves, which would lower the level of borrowing availability under the Company’s senior secured revolving credit facility (customary for asset based loans), at their reasonable discretion, to: i) ensure that the Company maintain adequate liquidity for the operation of its business, ii) cover any deterioration in the amount or value of the collateral, and iii) reflect impediments to the lenders to realize upon the collateral.

There is no limit to the amount of discretionary reserves that the Company’s senior secured revolving credit facility administrative agent may impose at its reasonable discretion. However, the Company’s senior secured term loan administrative agent’s ability to impose discretionary reserves at its reasonable discretion is limited to 5% of the term loan borrowing capacity. No discretionary reserves were imposed during fiscal 2013, 2012 and 2011.

While the Company’s senior secured revolving credit facility lenders or their administrative agent have not historically imposed such a restriction, it is uncertain whether conditions could change and cause such a reserve to be imposed in the future. In addition, the value of the Company’s inventory is periodically assessed by its lenders and based upon these reviews the Company’s borrowing capacity could be significantly increased or decreased. Another factor impacting the Company’s excess availability includes, among others, changes in the U.S. and Canadian dollar exchange rate, which could increase or decrease the Company’s borrowing availability. Furthermore, a $12.5 million and a $5.0 million seasonal availability block is imposed by the senior secured revolving credit facility administrative agent and the senior secured term loan administrative agent each year from December 20th to January 20th and from January 21st to February 10th, respectively, and both the Company’s senior secured revolving credit facility and the senior secured term loan are subject to cross default provisions with all other loans by which if the Company is in default with any other loan, the default will immediately apply to both the senior secured revolving credit facility and the senior secured term loan. As of March 30, 2013, a 100 basis point strengthening or weakening of the Canadian versus the U.S. dollar would cause an approximate $369,000 increase or decrease in the amount of excess availability. The Company’s excess availability was $16.4 million as of March 30, 2013.

The senior secured revolving credit facility also contains limitations on the Company’s ability to pay dividends, more specifically, among other limitations, the Company can pay dividends only at certain excess borrowing capacity thresholds and the aggregate dividend payment for the twelve-month period ended as of any fiscal quarter cannot exceed 33% of the consolidated net income for such twelve-month period. Additionally, the Company is required to maintain a fixed charge coverage ratio of at least 1.30 to 1.00 and a minimum excess availability of $30 million in order to qualify for payment of dividends. Besides these financial covenants related to paying dividends, the terms of this facility provide that no financial covenants are required to be met.

The information concerning the Company’s senior secured credit facility is as follows:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012
	(In thousands)
Maximum borrowing outstanding during the year	$100,548	$88,143
Average outstanding balance during the year	$78,371	$71,045
Weighted average interest rate for the year	3.6%	3.6%
Effective interest rate at year-end	3.6%	3.6%

As security for the bank indebtedness, the Company has provided some of its lenders the following: (i) general assignment of all accounts receivable, other receivables and trademarks; (ii) general security agreements on all of the Company’s assets; (iii) insurance on physical assets in a minimum amount equivalent to the indebtedness, assigned to the lenders; (iv) a mortgage on moveable property (general) under the Civil Code (Québec) of $246,160,000 (Cdn$250,000,000); (v) lien on machinery, equipment and molds and dies; and (vi) a pledge of trademarks and stock of the Company’s subsidiaries.

Long-term debt	12 Months Ended
Mar. 30, 2013
Debt Disclosure [Abstract]
Long-term debt
7.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility and bear interest at an annual rate of the greater of 9.5% per annum or one-month LIBOR based rate plus 6.5% with a four-year term expiring in June 2015.	$18,000	$18,000
Obligation under capital lease on land and building, pursuant to a sale-leaseback transaction. The term loan is being amortized using an implicit annual interest rate of 10.74% over the term of the lease of 20 years with a balloon payment related to the land component and is repayable in monthly installments of approximately $165,185 (Cdn$167,762). The balance at March 30, 2013 and March 31, 2012 was Cdn$13,981,000 and Cdn$14,333,000, respectively.	13,767	14,346
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 5.5%, repayable beginning in April 2012 in 48 equal monthly capital repayments of $205,133 (Cdn$208,333), secured by the assets of the Company. The balance at March 30, 2013 and March 31, 2012 was Cdn$7,708,000 and Cdn$10,000,000, respectively.	7,590	10,009
Obligations under capital leases, at annual interest rates between 6% and 10%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to April 2018.	388	2,289
Cash advance provided by the Company’s controlling shareholder bearing interest at an annual rate of 11%, net of withholding taxes (Note 14(c))	1,500	5,000
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 3.5%, repayable beginning in May 2009 in 20 monthly capital repayments of $34,462 (Cdn$35,000) and thereafter 40 monthly payments of $54,155 (Cdn$55,000), secured by the assets of the Company and subject to certain financial covenants. The balance at March 30, 2013 and March 31, 2012 was Cdn$660,000 and Cdn$1,320,000, respectively. (b)	650	1,321

	41,895	50,965
Current portion of long-term debt	3,795	5,567

	$38,100	$45,398

(b)	The Company must comply with certain financial covenants associated with one of its terms loans with Investissement Quebec reflected in the preceding table. As of March 30, 2013, the Company was in compliance with these financial covenants.

(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2014	$2,160
2015	2,127
2016	2,093
2017	2,217
2018	2,190
Thereafter	12,410

23,197
Less imputed interest	9,042

$14,155

(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2014	$3,795
2015	3,182
2016	21,224
2017	1,183
2018	1,059
Thereafter	11,452

$41,895

(e)	As of March 30, 2013 and March 31, 2012, the Company had $1.7 million and $1.8 million, respectively, of outstanding letters of credit which were provided to certain lenders.

(f)	In December 2000, the Company entered into a capital lease agreement for the Company’s Montreal head office and store pursuant to which the Company leases the building, including the Montreal flagship store, for a term of 20 years ending December 11, 2020. The net annual rental rate was Cdn $1,830,125 (approximately $1.8 million U.S. dollars) for the period that ended on December 11, 2012, and increases on a compounded basis by 10% on each third annual anniversary date thereafter (except for the last two years when no increase will take place). The current net annual rental rate is Cdn$2,013,138 (approximately $2.0 million U.S. dollars). The lease is an absolute triple net lease to the landlord, and the Company is responsible for any and all additional expenses, including, without limitation, taxes and structural expenses. Subject to specific term and conditions, the Company has four options to renew and extend the term of the lease for four further terms of five years each, except for the last option which is five years less eleven days, terminating on November 30, 2040. Subject to specific terms and conditions, the Company also has two options to purchase the premises, which may be exercised no later than six months prior to the end of the fifteenth year of the term of the lease and the end of the twentieth year of the term of the lease, respectively.

Benefit plans and stock-based compensation	12 Months Ended
Mar. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Benefit plans and stock-based compensation
8.	Benefit plans and stock-based compensation:

(a)	Stock option plans and arrangements:

(i)	The Company can issue stock options and SARs to executive management, key employees and directors under a stock-based compensation plan.

The Company has a Long-Term Incentive Plan under which awards may be made in order to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and to promote the success of the Company. Any employee or consultant selected by the administrator is eligible for any type of award provided for under the Long-Term Incentive Plan, except that incentive stock options may not be granted to consultants. The Long-Term Incentive Plan provides for the grant of units and performance units or share awards. The Long-Term Incentive Plan authorizes the issuance of 900,000 Class A voting shares, which consist of authorized but unissued Class A voting shares. The Company is restricted from issuing Class A voting shares or equity based awards under this program without the approval of the shareholders of the Company if such issuance, when combined with the Class A voting shares issuable under this plan or any of the Company’s other equity incentive award plans exceeds 1,304,025 Class A voting shares.

As of March 30, 2013, there were 72,320 cash-based stock appreciation rights that were granted under the Long-Term Incentive Plan. The stock appreciation rights outstanding under the Long-Term Incentive Plan have a weighted average exercise price of $2.53. As of March 30, 2013, there were stock options to purchase 360,000 Class A voting shares outstanding under the Long-Term Incentive Plan. During fiscal 2013 and 2012, stock options to purchase 130,000 shares and 175,000 shares, respectively, of the Company’s Class A voting shares were issued with a three year vesting period, with an average exercise price of $0.89 and $1.07, respectively, and an expiration date of 10 years after the grant date. The weighted-average grant-date fair value of the options granted during fiscal 2013 and 2012 was $0.79 and $1.02, respectively. The fair value of the newly issued options in fiscal 2013 and 2012 was calculated as of the date of their grant, using the Black-Scholes option pricing model with the following weighted-average assumptions: Dividend yield – 0%; Expected volatility – 95.1% for options issued in fiscal 2013 and 97.8% for options issued in fiscal 2012; Risk-free interest rate – 1.59% for options issued in fiscal 2013 and 2.19% for options issued in fiscal 2012; and expected term in years – 10 years. The intrinsic value of the outstanding options as of March 30, 2013 was zero as the exercise price for all options outstanding were equal to or greater than the Company’s stock price on March 30, 2013. The unrecognized compensation related to the non-vested portion of stock options granted as of March 30, 2013 was $127,000. Total compensation cost for options recognized in earnings was $118,000, $79,000 and $19,000 during fiscal 2013, 2012 and 2011, respectively.

The Company has outstanding employee stock options issued under the Birks Employee Stock Option Plan (the “Birks ESOP”). Effective November 15, 2005, no awards are permitted to be granted under the Birks ESOP. However, the Birks ESOP will remain in effect until the outstanding awards issued under the plan terminate or expire by their terms. In March 2010, the Company offered employees who held options under this plan the right to amend their current options. The amended options terms would be consistent with the original grant except that the new options would have a lower exercise price, be exercisable for a lesser number of the Company’s Class A voting shares, have a new ten-year term and be subject to different terms in the event of a change in control or if the Company had a going-private transaction. The amended options have an exercise price of $1.05 per share. As of March 30, 2013, March 31, 2012 and March 26, 2011, there were 6,674, 8,174 and 10,142 Class A voting shares underlying options granted under the Birks ESOP, respectively.

No compensation expense was required to be recorded related to the amended option transaction and no compensation expense was required to be recorded for the outstanding option under this plan for the years ended March 30, 2013, March 31, 2012 and March 26, 2011.

(ii)	As of March 30, 2013, the Company had outstanding 15,000 options granted to current and former members of its Board of Directors to acquire Class A voting shares of the Company for a purchase price of Cdn$7.73 ($7.61 in U.S. dollars) exercisable at any time until April 23, 2014. In addition, there are 242,944 options to purchase Class A voting shares at an exercise price of $1.00 per share held by the Company’s former Chief Executive Officer which expire on March 31, 2014. No compensation expense was recorded during the years ended March 30, 2013, March 31, 2012 and March 26, 2011.

The following is a summary of the activity of Birks’ stock option plans and arrangements. The weighted average exercise price for Canadian priced options in the summary below have been converted to U.S. dollars using the exchange rate for Canadian and U.S. dollars as of March 30, 2013:

	Options	Weighted average exercise price
Outstanding March 27, 2010	307,761	$2.37
Granted	64,470	1.22
Cancelled	(47,353)	7.35
Forfeited	(1,664)	5.50
Exercised	(128)	1.05

Outstanding March 26, 2011	323,086	1.39
Granted	175,000	1.07
Exercised	(1,080)	1.05
Cancelled	(888)	7.07

Outstanding March 31, 2012	496,118	1.26
Granted	130,000	0.89
Cancelled	(1,500)	3.28

Outstanding March 30, 2013	624,618	$1.18

A summary of the status of Birks’ stock options at March 30, 2013 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.89-1.00	372,944	4.0	$0.96	242,944	$1.00
$1.01-1.05	156,674	8.7	1.04	56,674	1.04
$1.25-1.26	80,000	7.7	1.25	45,000	1.25
$7.73	15,000	1.1	7.73	15,000	7.73

	624,618	5.6	$1.18	359,618	$1.32

(iii)	Under plans approved by the former Board of Directors of Mayors, the Company has outstanding stock options and SARs issued to employees and members of the Company’s Board of Directors. No further awards will be granted under these plans. As of March 31, 2013, there are 9,081 options outstanding with a weighted average remaining estimated life of 1.8 years. Compensation expense of $5,000 was recorded during the year ended March 26, 2011 related to the stock option amendments. No compensation expense was required to be recorded related to the options outstanding under this program for the years ended March 30, 2013 and March 31, 2012, respectively.

The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 27, 2010	269,265	$11.55
Forfeited/cancelled	(47,632)	30.51
Granted	2,607	1.05

Outstanding March 26, 2011	224,240	7.40
Forfeited/cancelled	(6,494)	52.33

Outstanding March 31, 2012	217,746	6.06
Expired	(208,665)	6.01

Outstanding March 30, 2013	9,081	$7.18

A summary of the status of the option plans at March 30, 2013 is presented below:

Exercise price		Options outstanding and exercisable
	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$ 1.05	1,260	7.0	$1.05
$ 6.00 – 9.00	7,821	1.0	8.16

	9,081	1.8	$7.18

The Company also has outstanding SARs previously issued under the Mayors plan to members of senior management. As of March 30, 2013, there were 21,737 SARs outstanding having a weighted-average remaining contractual life of these awards was 2.2 years with an aggregate intrinsic value of $0. No compensation expense was recorded in fiscal 2013, 2012 and 2011 related to these SARS issued under this plan.

(iv)	The Company issues new shares to satisfy share-based awards and exercise of stock options. During fiscal 2013, 2012 and 2011, respectively, no cash was used to settle equity instruments granted under share-based payment arrangements and as of March 30, 2013, all of the Company’s stock options were out-of-the-money.

(b)	As of March 30, 2013, the Company had outstanding warrants exercisable into 382,693 shares of the Company’s Class A voting shares. These warrants have a weighted average exercise price of $3.42 per share and expire on August 20, 2022. As of November 1, 2005, these awards were fully-vested and no additional compensation expense will be recognized.

(c)	In connection with its term loan agreement executed in 2003 with Investissement Québec, the lender was entitled to 99,428 options to purchase Class A voting shares at $4.62 (Cdn$4.52) per share. These options expired during fiscal 2011. During fiscal 2011, the Company recorded $17,000 reduction in selling and general administrative expense related to these options.

(d)	Employee stock purchase plan:

The Company has an Employee Stock Purchase Plan (“ESPP”) that permits eligible employees, which does not include executives of the Company, to purchase the Company’s Class A voting stock at 85% of the Class A voting shares fair market value through regular payroll deductions. A total of 100,000 shares of the Company’s Class A voting shares are reserved for issuance under the ESPP. As of March 30, 2013, 99,995 Class A voting shares were outstanding under the ESPP and no additional shares will be issued under this plan.

No shares were issued under the ESPP in fiscal 2013, 2012 and 2011.

(e)	Profit sharing plan:

Mayors has a 401(k) Profit Sharing Plan & Trust (the “Plan”), which permits eligible employees to make contributions to the Plan on a pretax salary reduction basis in accordance with the provisions of Section 401(k) of the Internal Revenue Code. Mayors historically made cash contributions of 25% of the employee’s pretax contribution, up to 4% of Mayors employee’s compensation, in any calendar year. Effective January 1, 2009, the Company exercised its right to cancel all future matching contributions to the Plan and as such, no additional matching cash payments were made to the Plan during fiscal 2013, 2012 and 2011.

(f)	CEO and Senior Executive Long-Term Cash Incentive Plans:

During the year ended March 30, 2013, the Board of Directors approved the long-term cash incentive plans (“LTCIPs”) for the Chief Executive Officer and Senior Executive members. The intention of the LTCIPs are to reward the Chief Executive Officer and other members of senior management based on the performance of the Company over three-year cycles, the first of which began with the fiscal 2013 through fiscal 2015 period. The approval of a new three-year cycle is at the discretion of the Board of Directors on recommendation of the compensation committee. The payouts under the LTCIPs will be based on the earnings before taxes (“EBT”) performance of the Company with the payout level earned during the three-year period either increasing or decreasing based on the Company’s EBT performance levels versus thresholds established in each of the three years of the three-year cycle and afterwards, if the LTCIPs are continued. The Company will pay out 1/3 of the LTCIPs value earned at the end of the first three year cycle and 1/3 of the LTCIPs value for every year thereafter, subject to the Chief Executive Officer and participating executives continued employment and subject to the payment not causing any default on the Company’s credit facilities. The LTCIPs payouts will continue to rise or fall based on the Company’s performance each year. The total LTCIPs pool is only created to compensate if EBT is above a certain growth rate and the payout is capped so that the total three-year costs of the programs combined does not exceed 10% of the Company’s total earnings before taxes for the three-year period.

Participation in the first three-year cycle has been limited to the Company’s Chief Executive Officer and its two Senior Executives. The target incentive compensation level for the fiscal 2013 to 2015 LTCIPs cycle is $2,067,000 with a total payout capped at 200 percent above this targeted incentive compensation level irrespective of the earnings before taxes generated above these levels by the Company.

During fiscal 2013, the Company did not meet the annual earnings before taxes threshold established by the plan and accordingly, no liability or expense related to this plan was recorded.

Income taxes	12 Months Ended
Mar. 30, 2013
Income Tax Disclosure [Abstract]
Income taxes
9.	Income taxes:

(a)	The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of March 30, 2013, the Company had no accrued interest related to uncertain tax positions due to available tax loss carry forwards. The tax years 2008 through 2013 remain open to examination by the major taxing jurisdictions to which the Company is subject.

The Company evaluates its deferred tax assets to determine if any adjustments to its valuation allowances are required. As part of this analysis, the Company could not reach the required conclusion that it would be able to more likely than not realize the value of both its U.S. and Canadian net deferred tax assets in the future. As a result, the Company has a non-cash valuation allowance of $56.6 million against the full value of the Company’s net deferred tax assets.

The significant items comprising the Company’s net deferred tax assets at March 30, 2013 and March 31, 2012 are as follows:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$41,776	$41,018
Difference between book and tax basis of property and equipment	2,746	4,015
Interest expense limitations carry forward	6,292	5,127
Inventory allowances	759	834
Other reserves not currently deductible	874	1,080
Capital lease obligation	3,617	3,759
Expenses not currently deductible	439	1,276
Other	104	134

Net deferred tax asset before valuation allowance	56,607	57,243
Valuation allowance	(56,607)	(57,243)

Net deferred tax asset	$—	$—

The following table reconciles the unrecognized tax benefits at March 30, 2013 and March 31, 2012:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012
	(In thousands)
Unrecognized tax benefits at the beginning of the year	$—	$—
Gross increase – tax position in current period	299	332
Applied against certain element of deferred tax assets	(299)	(332)

Unrecognized tax benefits at the end of the year	$—	$—

All unrecognized tax benefits would affect the effective tax rate if recognized.

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Income tax expense (benefit):
Current	$299	$332	$444
Deferred	393	(820)	(4,789)
Valuation allowance	(672)	511	4,369

Income tax expense	$20	$23	$24

The Company’s current federal tax payable at March 30, 2013 was $5,800, and $25,000 for, March 31, 2012, and March 26, 2011.

The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
Canadian statutory rate	26.2%	27.5%	29.3%
Rate differential for U.S. operations	(7.3)%	(139.1)%	13.9%
Adjustment to valuation allowance	21.0%	493.9%	(62.4)%
Utilization of unrecognized losses and other tax attributes	(45.3)%	(395.5)%	17.8%
Permanent differences and other	6.7%	22.7%	1.1%

Total	1.3%	9.5%	(0.3)%

(b)	At March 30, 2013, the Company had federal non-capital losses of Cdn$19.3 million and investment tax credits (“ITC’s”) in Canada of Cdn$260,000 which will expire between 2022 and 2032.

(c)	As of March 30, 2013, Mayors had federal and state net operating loss carry forwards in the U.S. of approximately $106.4 million and $97.6 million, respectively. Due to Section 382 limitations from the change in ownership for the year ended March 29, 2003, the utilization of approximately $35.3 million of the pre-acquisition net operating loss carry forwards is limited to approximately $953,000 on an annual basis through 2022. The federal net operating loss carry forwards expire beginning in fiscal 2020 through fiscal 2033 and the state net operating loss carry forwards expire beginning in fiscal 2018 through fiscal 2033. Mayors also has an alternative minimum tax credit carry forward of approximately $1.0 million to offset future federal income taxes.

Capital stock	12 Months Ended
Mar. 30, 2013
Equity [Abstract]
Capital stock
10.	Capital stock:

Authorized capital stock of the Company consists of an unlimited number of no par value preferred shares and two classes of common stock outstanding: Class A and Class B. Class A voting shares receive one vote per share. The Class B multiple voting shares have substantially the same rights as the Class A voting shares except that each share of Class B multiple voting shares receives 10 votes per share. The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 26, 2011	3,672,535	$22,282	7,717,970	$38,613	11,390,505	$60,895
Exercise of stock options	1,080	1	—	—	1,080	1

Balance as of March 31, 2012	3,673,615	$22,283	7,717,970	$38,613	11,391,585	$60,896
Stock rights offering	3,442,026	3,593	—	—	3,442,026	3,593

Balance as of March 30, 2013	7,115,641	$25,876	7,717,970	$38,613	14,833,611	$64,489

Commitments	12 Months Ended
Mar. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments
11.	Commitments:

Operating leases:

The Company leases all of its retail stores under operating leases with the exception of one Birks & Mayors location. The rental costs are based on minimum annual rentals and for some of the stores, a percentage of sales. Such percentage of sales varies by location. In addition, most leases are subject to annual adjustments for increases in real estate taxes and common area maintenance costs. The Company also has operating leases for certain equipment.

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2014	$15,893
2015	13,031
2016	10,930
2017	9,359
2018	6,249
Thereafter	15,534

$70,996

Rent expense for the Company was approximately $25.2 million, including $0.4 million of contingent rent for the year ended March 30, 2013, $26.2 million, including $0.5 million of contingent rent for the year ended March 31, 2012 and $27.1 million, including $0.3 million of contingent rent for the year ended March 26, 2011.

Contingencies	12 Months Ended
Mar. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Contingencies
12.	Contingencies:

(a)	The Company and its subsidiaries, in the normal course of business, become involved from time to time in litigations and claims. While the final outcome with respect to claims and legal proceedings pending at March 30, 2013 cannot be predicted with certainty, management believes that adequate provisions have been recorded in the accounts where required and that the financial impact, if any, from claims related to normal business activities will not be material.

(b)	From time to time, the Company guarantees a portion of its private label credit card sales to its credit card vendor. At March 30, 2013 and March 31, 2012, the amount guaranteed under such arrangements was approximately $6.0 million and $4.4 million, respectively. At March 30, 2013 and March 31, 2012, the Company has recorded in accrued liabilities a reserve of $0.4 million and $0.3 million, respectively, associated with this guaranteed amount.

(c)	The Company has entered into an agreement with Prime Investments S.A. under the terms of which Prime Investments will supply the Company with at least 45%, on an annualized cost basis, of the Company’s loose diamond requirements upon the satisfaction of certain conditions (see note 14(d)).

(d)	The Company entered into a five-year distribution agreement with Damiani International B.V. (“Damiani”) during fiscal 2010 in which the Company purchased an aggregate cost value of $10.6 million of jewelry products from Damiani for sale by the Company in Canada and the United States. The agreement provides that the Company will pay for the products on an annual basis beginning on February 15, 2010 based on the cost value of the products sold during the previous year. However, the Company must make minimum annual payments totaling an aggregate amount of $5.6 million during the term of the agreement. Under this agreement, the Company is also required to replenish certain jewelry products sold during each previous quarter with payment on these purchases required within 90 days of receipt during the life of the agreement. The Company also has the right to return up to $5.0 million of any unsold Damiani products at the end of the term of the agreement. The total amount payable under this agreement is included in accounts payable.

Segmented information	12 Months Ended
Mar. 30, 2013
Segment Reporting [Abstract]
Segmented information
13.	Segmented information:

The Company has two reportable segments Retail and Other. Retail operates 30 stores across Canada under the Birks brand, and 20 stores in the Southeastern U.S. under the Mayors brand, 1 store under the Rolex brand name in Orlando, as well as 2 retail locations in Calgary and Vancouver under the Brinkhaus brand. Other consists primarily of our corporate sales division, which services business customers by providing them with unique items for recognition programs, service awards and business gifts, the Company’s gold exchange business, which purchases gold and other precious metals from clients and refines the metals purchased, and manufacturing, which produce unique products for the retail segment of our business.

The two segments are managed and evaluated separately based on gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Certain information relating to the Company’s segments for the years ended March 30, 2013, March 31, 2012, and March 26, 2011, respectively, is set forth below:

	Retail			Other			Total
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(In thousands)
Sales to external customers	$274,725	$279,345	$257,150	$18,034	$22,972	$13,798	$292,759	$302,317	$270,948
Inter-segment sales	$—	$—	$—	$25,126	$27,076	$21,875	$25,126	$27,076	$21,875
Unadjusted gross profit	$120,554	$125,749	$113,131	$10,612	$13,945	$8,626	$131,166	$139,694	$121,757

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 30, 2013, March 31, 2012 and March 26, 2011:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Unadjusted gross profit	$131,166	$139,694	$121,757
Inventory provisions	(2,763)	(2,998)	(3,034)
Other unallocated costs	(2,527)	(3,051)	(2,417)
Adjustment of intercompany profit	298	(415)	2

Adjusted gross profit	$126,174	$133,230	$116,308

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Geographic Areas
Net sales:
Canada	$158,834	$163,027	$144,903
United States	133,925	139,290	126,045

	$292,759	$302,317	$270,948

Long-lived assets:
Canada	$18,966	$20,330	$20,232
United States	9,963	7,805	7,366

	$28,929	$28,135	$27,598

Classes of Similar Products
Net sales:
Jewelry and other	$164,492	$172,487	$159,306
Timepieces	128,267	129,830	111,642

	$292,759	$302,317	$270,948

Related party transactions	12 Months Ended
Mar. 30, 2013
Related Party Transactions [Abstract]
Related party transactions
14.	Related party transactions:

(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Transactions:
Purchases of inventory from supplier related to shareholder	$262	$1,803	$2,539
Management fees to a related party	180	158	—
Consultant fees to a related party	165	165	161
Expense reimbursement to a related party	241	238	238
Interest expense on cash advance received from controlling shareholder	308	609	797
Wholesale distribution service payments to a related party	3	11	—
Balances:
Accounts payable to supplier related to shareholder	31	170	539
Accounts payable to related parties	65	69	32
Interest payable on cash advance received from controlling shareholder	14	47	57

(b)	On June 8, 2011, the Board of Directors approved the Company entering into a Management Consulting Service Agreement with Montrovest. Under the agreement, the Company pays Montrovest an annual retainer fee of €140,000 (equivalent to approximately $180,000 USD) in exchange for services related to the raising of capital for international expansion projects and such other services relating to merchandising and/or marketing of the Company’s products as the Company may request. The agreement was in effect until June 8, 2012 and will be extended automatically for successive terms of one year unless either party gives a 60 days notice of its intention not to renew. The yearly renewal of the agreement is subject to the review and approval of the Company’s Corporate Governance Committee and the Board of Directors. In fiscal 2013 and fiscal 2012, the Company paid approximately $180,000 and $158,000, respectively, under this agreement to Montrovest. The agreement was renewed for an additional one year period ending June 8, 2014. The Company’s Board of Directors approved entering into the agreement and its renewal with Montrovest in accordance with the Company’s Code of Conduct relating to related party transactions. Mr. Berclaz, one of the Company’s former directors, was the Chairman of the Supervisory Board of Directors of Montrovest prior to his death in April 2013 and Mr. Coda Nunziante, the Company’s Vice President, Strategy was a managing director of Montrovest until June 30, 2012.

(c)

In February 2009 and May 2009, the Company received a $2.0 million and a $3 million, respectively, cash advance from Montrovest BV, to finance its working capital needs and for general corporate purposes. This advance and any interest thereon is subordinated to the indebtedness of the Company’s existing senior credit facilities and secured term loans and was convertible into a convertible debenture or Class A voting shares in the event of a private placement or repayable upon demand by Montrovest once conditions stipulated in the Company’s senior credit facilities permit such a payment. The cash advance bore interest at an annual rate of 16%, net of any withholding taxes, representing an effective interest rate of approximately 17.8%. If converted into convertible debentures or Class A voting shares, a fee of 7% of the outstanding principal amount of the cash advance would have been paid to Montrovest. In June 2011, the Company amended it cash advance agreements with Montrovest. Under the terms of the amended agreements, the annual interest rate on the $5.0 million in cash advances outstanding was reduced from 16%, net of withholding taxes to 11%, net of withholding taxes representing an effective interest rate of approximately 12.2%. The amended agreements eliminated the convertibility of the cash advances into convertible debentures or Class A voting shares in the event of a private placement and also eliminated the payment of a 7% fee if the debt was converted into convertible debentures or Class A voting shares. The Company also amended its management subordination agreement with Montrovest and its senior lenders, eliminating the payment of any success fee to Montrovest if the Company receives net cash proceeds of $5 million or more related to an equity issuance. The Company paid a one-time fee of $75,000 to Montrovest associated with the amendment of the cash advance agreements. In August 2012, a partial repayment of $3.5 million was made on these cash advances.

(d)	In August 2012, the Company entered into a Diamond Inventory Supply Agreement with Prime Investments S.A. and a series of conditional sale agreements with companies affiliated with Prime Investments S.A. pursuant to which Prime Investments S.A. or a related party is entitled to supply Birks and its subsidiaries or affiliates with at least 45%, on an annualized cost basis, of such company’s aggregate loose diamond requirements, conditional upon the prices remaining competitive relative to market and needs in terms of quality, cut standards and specifications being satisfied. During fiscal 2013 and 2012, Birks purchased approximately $0.3 million and $1.8 million of diamonds from Prime Investments S.A. and related parties, respectively. As of March 31, 2013, Prime Investments S.A. beneficially owned 21.6% of the Company’s outstanding Class A voting shares.

(e)	On June 30, 2009, the Company’s Board of Directors approved the Company entering into a consulting services agreement with Gestofi S.A. (“Gestofi”) in accordance with the Company’s Code of Conduct relating to related party transactions. Under the agreement, Gestofi undertook to assign Mr. Niccolò Rossi di Montelera as the employee of Gestofi responsible for providing the consulting services related to the development of our Company’s e-commerce, new product development, wholesale business and such other services reasonably requested by the Company’s Chief Executive Officer or Chairman (collectively, the “Consulting Services”). The Consulting Services are provided to the Company for a fee of approximately Cdn$13,700 per month less any applicable taxes plus out of pocket expenses. The initial one-year term of the agreement began on August 1, 2009, and the agreement may be renewed for additional one-year terms. The agreement was renewed in June 2011, April 2012 and April 2013 for an additional one-year term each. Mr. Niccolò Rossi di Montelera is a member of the Board of Directors and the son of Dr. Lorenzo Rossi di Montelera, Birks & Mayors’ Chairman and a director of Gestofi.

(f)	In accordance with the Company’s Code of Conduct related to related party transactions, in April 2011 and February 2012 and April 2013, the Corporate Governance Committee and Board of Directors approved the reimbursement of expenses, such as rent, communication, administrative support and analytical service costs, incurred by Regaluxe in supporting the office of Dr. Lorenzo Rossi di Montelera for work performed on behalf of the Company, up to a yearly maximum of $250,000. During fiscal 2013 and 2012, the Company paid $241,000 and $238,000 to Regaluxe under this agreement, respectively.

(g)

In April 2011, the Corporate Governance Committee and Board of Directors approved the Company’s entering in a Wholesale and Distribution Agreement with Regaluxe S.r.l. Under the agreement, Regaluxe S.r.l. is to provide services to the Company to support the distribution of the Company’s products in Italy through authorized dealers. The initial one-year term of the agreement began on June 1, 2011. Under this agreement the Company pays Regaluxe S.r.l. a net price for the Company’s products equivalent to the price, net of taxes, for the products paid by retailers to Regaluxe S.r.l. less a discount factor of 3.5%. The agreement’s initial term was until May 31, 2012 and may be renewed by mutual agreement for additional one-year terms. In February 2012 and April 2013, this agreement was renewed for an additional one year period and may be renewed by mutual agreement for additional one year terms. During fiscal 2013 and 2012, the Company paid approximately $3,000 and $11,000 to Regaluxe S.r.L. under this agreement, respectively.

Financial Instruments	12 Months Ended
Mar. 30, 2013
Investments All Other Investments [Abstract]
Financial Instruments
15.	Financial instruments:

(a)	Concentrations:

During the years ended March 30, 2013, March 31, 2012 and March 26, 2011, approximately 28%, 26% and 24%, respectively, of consolidated sales were of merchandise purchased from the Company’s largest supplier.

(b)	Fair value of financial instruments:

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. U.S. GAAP establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. U.S. GAAP prescribes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities. Level 1 inputs are considered to carry the most weight within the fair value hierarchy due to the low levels of judgment required in determining fair values.

Level 2 – Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3- Unobservable inputs reflecting the reporting entity’s own assumptions. Level 3 inputs are considered to carry the least weight within the fair value hierarchy due to substantial levels of judgment required in determining fair values.

The Company has determined that the carrying value of its cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximates fair values as at the balance sheet date because of the short-term maturity of those instruments. For the $67.3 million of bank indebtedness and $8.2 million of long-term debt bearing interest at variable rates, the fair value is considered to approximate the carrying value.

The fair value of the remaining $33.7 million of fixed-rate long-term debt, which includes $18 million of debt that becomes floating rate debt if interest rates rise above a certain level, is estimated to be approximately $36.3 million. The fair value was determined by discounting the future cash flows of each instrument at the current market interest rates for the same or similar debt instruments with the same remaining maturities adjusted for all necessary risks, including its own credit risk. In determining an appropriate spread to reflect its credit standing, the Company considered interest rates currently offered to the Company for similar debt instruments of comparable maturities by the Company’s lenders. As a result, the Company has determined that the inputs used to value these long-term debts fall within Level 3 of the fair value hierarchy.

Significant accounting policies (Policies)	12 Months Ended
Mar. 30, 2013
Accounting Policies [Abstract]
Revenue recognition
(a)	Revenue recognition:

Sales are recognized at the point of sale when merchandise is picked up by the customer or shipped to a customer. Shipping and handling fees billed to customers are included in net sales. Revenues for gift certificate sales and store credits are recognized upon redemption. Prior to recognition as a sale, gift certificates are recorded as accrued liabilities on the balance sheet. Based on historical redemption rates, gift certificates and store credits, not subject to unclaimed property laws, are recorded as income. Gift certificates and store credits outstanding and subject to unclaimed property laws are maintained as accrued liabilities until remitted in accordance with local ordinances.

Sales of consignment merchandise are recognized at such time as the merchandise is sold and are recorded on a gross basis because the Company is the primary obligor of the transaction, has general latitude on setting the price, has discretion as to the suppliers, is involved in the selection of the product and has inventory loss risk. Sales are reported net of returns and sales taxes. The Company generally gives its customers the right to return merchandise purchased by them within 10 to 90 days, depending on the product sold and records a provision at the time of sale for the effect of the estimated returns. Revenues for repair services are recognized when the service is delivered to and accepted by the customer.

Revenue related to the Company’s purchases of gold and other precious metals from our customers are recognized when the Company delivers the goods, and receives and accepts an offer from a refiner to purchase the gold and other precious metal.

Cost of sales
(b)	Cost of sales:

Cost of sales includes direct inbound freight and duties, direct labor related to repair services, design and creative, the jewelry studio, inventory shrink, inventory thefts, and boxes (jewelry, watch and giftware). Indirect freight including inter-store transfers, purchasing and receiving costs, distribution costs and warehousing costs are included in selling, general and administrative expenses. Purchase discounts are recorded as a reduction of inventory cost and are recorded to cost of sales as the items are sold. Mark down dollars received from vendors are recorded as a reduction of inventory costs to the specific items to which they apply and are recognized in cost of sales once the items are sold. Other vendor allowances, primarily related to the achievement of certain milestones, are infrequent and insignificant and are recognized upon achievement of the specified milestone in cost of sales. Included in cost of sales is depreciation related to manufacturing machinery, equipment and facilities of $208,000, $279,000 and $521,000 for the years ended March 30, 2013, March 31, 2012 and March 26, 2011, respectively.

Cash and cash equivalents
(c)	Cash and cash equivalents:

The Company considers all highly liquid investments purchased with original maturities of three months or less. Amounts receivable from credit card issuers are included in cash and cash equivalents and are typically converted to cash within 2 to 4 days of the original sales transaction. These amounts totaled $1.9 million at March 30, 2013 and March 31, 2012.

Accounts receivable
(d)	Accounts receivable:

Accounts receivable arise primarily from customers’ use of the Mayors credit card and sales to Birks & Mayors corporate customers. Several installment sales plans are offered to the Mayors credit card holders which vary as to repayment terms and finance charges assessed. Finance charges on Mayors’ consumer credit receivables, when applicable, accrue at rates ranging from 7.9% to 18% per annum. Finance charges on Mayors consumer credit accounts are not significant. The Company maintains allowances for doubtful accounts associated with the accounts receivable recorded on the balance sheet for estimated losses resulting from the inability of its customers to make required payments. The allowance is determined based on a combination of factors including, but not limited to, the length of time that the receivables are past due, the Company’s knowledge of the customer, economic and market conditions and historical write-off experiences. The Company classifies a receivable account as past due if a required payment amount has not been received within the allotted time frame (generally 30 days), after which internal collection efforts commence. Once all internal collection efforts have been exhausted and management has reviewed the account, the account is put on nonaccrual status and may be sent for external collection or legal action. Upon the suspension of the accrual of interest, interest income is recognized to the extent cash payments received exceed the balance of the principal amount owed on the account. After all collection efforts have been exhausted, including internal and external collection efforts, an account is written off.

The Company guarantees a portion of its private label credit card sales to its credit card vendor. The Company maintains a liability associated with these outstanding amounts. Similar to the allowance for doubtful accounts, the liability related to these guaranteed sales amounts are based on a combination of factors including the length of time the receivables are past due to the Company’s credit card vendor, the Company’s knowledge of the customer, economic and market conditions and historical write-off experiences of similar credits. If the financial conditions of our customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

Inventories
(e)	Inventories:

Retail inventories and inventories of raw materials are valued at the lower of average cost or market. Inventories of work in progress and Company manufactured finished goods are valued at the lower of average cost (which includes material, labor and overhead costs) or market. The Company records provisions for lower of cost or market, damaged goods, and slow-moving inventory. The cost of inbound freight and duties are included in the carrying value of the inventories.

The allowance for inventory shrink is estimated for the period from the last physical inventory date to the end of the reporting period on a store by store basis and at our factories and distribution centers. The shrink rate from the most recent physical inventory, in combination with historical experience, is the basis for providing a shrink allowance. Inventory is written down for estimated slow moving inventory equal to the difference between the cost of inventory and the estimated market value based on assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required.

Property and equipment
(f)	Property and equipment:

Property and equipment are recorded at cost. Maintenance and repair costs are charged to selling, general and administrative expenses as incurred, while expenditures for major renewals and improvements are capitalized. Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period

Buildings	Lesser of term of the lease or the economic life
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	3 - 10 years
Molds	2 - 5 years
Furniture and fixtures	5 - 8 years
Equipment and vehicles	3 - 8 years

Intangible assets
(g)	Intangible assets:

Trademarks and tradenames are amortized using the straight-line method over a period of 15 to 20 years. The Company had $1.7 million and $1.6 million of intangible assets at March 30, 2013 and March 31, 2012, respectively. The Company had $0.7 million and $0.6 million of accumulated amortization of intangibles at March 30, 2013 and March 31, 2012, respectively.

Deferred financing costs
(h)	Deferred financing costs:

The Company amortizes deferred financing costs incurred in connection with its financing agreements using the effective interest method over the related period of the financing. Such deferred costs are included in other assets in the accompanying consolidated balance sheets.

Warranty accrual
(i)	Warranty accrual:

The Company generally provides warranties on its jewelry and watches for periods extending up to three years and has a battery replacement policy for its private label watches. The Company accrues a liability based on its historical repair costs for such warranties.

Income taxes
(j)	Income taxes:

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial statement reporting purposes and the bases for income tax purposes, and (b) operating losses and tax credit carryforwards. Deferred income tax assets are evaluated and, if realization is not considered to be more-likely-than-not, a valuation allowance is provided (see note 9(a)).

Foreign exchange
(k)	Foreign exchange:

Monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange in effect at the balance sheet date. Other balance sheet items denominated in foreign currencies are translated at the rates prevailing at the respective transaction dates. Revenue and expenses denominated in foreign currencies are translated at average rates prevailing during the year. Gains (losses) on foreign exchange of $0.1 million, ($0.3) million and $0.4 million were recorded in cost of goods sold for the years ended March 30, 2013, March 31, 2012 and March 26, 2011, respectively and ($174,000), ($113,000) and $12,000 of (losses) gains on foreign exchange were recorded in interest and other financial costs related to U.S. dollar denominated debt of the Company’s Canadian operations for the years ended March 30, 2013, March 31, 2012 and March 26, 2011, respectively.

Birks & Mayors’ Canadian operations’ functional currency is the Canadian dollar while the reporting currency of the Company is the U.S. dollar. The assets and liabilities denominated in Canadian dollars are translated for reporting purposes at exchange rates in effect at the balance sheet dates. Revenue and expense items are translated at average exchange rates prevailing during the periods. The resulting gains and losses are accumulated in other comprehensive income.

Impairment of long-lived assets
(l)	Impairment of long-lived assets:

The Company periodically reviews the estimated useful lives of its depreciable assets and changes in useful lives are made on a prospective basis unless factors indicate the carrying amounts of the assets may not be recoverable and an impairment write-down is necessary. However, the Company will review its long-lived assets for impairment once events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss would be recognized when the estimated undiscounted future cash flows expected to result from the use of an asset and its eventual disposition is less than its carrying value. Measurement of an impairment loss for such long-lived assets would be based on the difference between the carrying value and the fair value of the asset, with fair value being determined based upon discounted cash flows or appraised values, depending on the nature of the asset. Long-lived assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. No impairment charge was required in fiscal 2013, 2012 and 2011.

Advertising and marketing costs
(m)	Advertising and marketing costs:

Advertising and marketing costs are generally charged to expense as incurred and are included in selling, general and administrative expenses in the consolidated statements of operations. However, certain expenses such as those related to catalogs are expensed at the time such catalogs are shipped to recipients. The Company and its vendors participate in cooperative advertising programs in which the vendors reimburse the Company for a portion of certain specific advertising costs which are netted against advertising expense in selling, general and administrative expenses, and amounted to $2.9 million for each of the years ended March 30, 2013, March 31, 2012 and March 26, 2011. Advertising and marketing expense, net of vendor cooperative advertising allowances, amounted to $10.8 million, $9.9 million and $8.0 million in the years ended March 30, 2013, March 31, 2012 and March 26, 2011, respectively.

Pre-opening expenses
(n)	Pre-opening expenses:
Pre-opening expenses related to the opening of new and relocated stores are expensed in the period incurred.
Operating leases
(o)	Operating leases:

All material lessor incentive amounts on operating leases are deferred and amortized as a reduction of rent expense over the term of the lease. Rent expense is recorded on a straight-line basis, which takes into effect any rent escalations, rent holidays and fixturing periods. Lease terms are from the inception of the fixturing period until the end of the initial lease term and generally exclude renewal periods. However, renewal periods would be included in instances in which the exercise of the renewal period option would be reasonably assured and failure to exercise such option would result in an economic penalty. Contingent rent payments vary by lease, are based on a percentage of revenue above a predetermined sales level and are expensed when it becomes probable the sales levels will be achieved. This level is different for each location and includes and excludes various types of sales.

Earnings per common share
(p)	Earnings per common share:

Basic earnings per share (“EPS”) is computed as net earnings divided by the weighted-average number of common shares outstanding for the period. Diluted EPS includes the dilutive effect of the assumed exercise of stock options, warrants and equity settled stock appreciation rights.

The following table sets forth the computation of basic and diluted earnings per common share for the years ended March 30, 2013, March 31, 2012 and March 26, 2011:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands, except per share data)
Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$1,513	$219	$(7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390
Income (loss) per common share	$0.11	$0.02	$(0.68)
Diluted income (loss) per common share computation:
Numerator:
Net income (loss)	$1,513	$219	$(7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)	6	46	—

Weighted-average common shares outstanding – diluted	13,544	11,438	11,390
Diluted income (loss) per common share	$0.11	$0.02	$(0.68)

For the year ended March 30, 2013, the effect from the assumed exercise of 232,821 Class A voting shares underlying outstanding stock options and 382,693 Class A voting shares underlying outstanding warrants were excluded from the computation of diluted earnings per share due to their antidilutive effect. For the year ended March 31, 2012, the effect from the assumed exercise of 230,694 Class A voting shares underlying outstanding stock options and 382,693 Class A voting shares underlying outstanding warrants were excluded from the computation of diluted earnings per share due to their antidilutive effect. For the year ended March 26, 2011, the effect from the assumed exercise of 547,326 Class A voting shares underlying outstanding stock options, 382,693 Class A voting shares underlying outstanding warrants, and 21,737 Class A voting shares underlying outstanding stock appreciation rights were excluded from the computation of diluted earnings per share due to their antidilutive effect.

Commodity and currency risk
(q)	Commodity and currency risk:

The Company has exposure to market risk related to gold, silver, platinum and diamond purchases and foreign exchange risk. The Company may periodically enter into gold futures contracts to economically hedge a portion of these risks. During the years ended and as of March 30, 2013 and March 31, 2012, there were no such contracts outstanding.

Presentation of Comprehensive Income
(r)	The Financial Accounting Standards Board (“FASB’) issued Accounting Standards Update (“ASU”) 2011-05, “Comprehensive Income (Topic 220) – Presentation of Comprehensive Income” (ASU 2011-05). ASU 2011-05 eliminates the option to present components of other comprehensive income (“OCI”) as part of the statement of changes in stockholders’ equity. The amendments in this standard require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company adopted this guidance effective for the fiscal year ended March 30, 2013, and applied the recommendation retrospectively for fiscal years ended March 31, 2012, and March 26, 2011. These standards do not affect the calculation or reporting of earnings per share.

Significant accounting policies (Tables)	12 Months Ended
Mar. 30, 2013
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period

Buildings	Lesser of term of the lease or the economic life
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	3 - 10 years
Molds	2 - 5 years
Furniture and fixtures	5 - 8 years
Equipment and vehicles	3 - 8 years

Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the years ended March 30, 2013, March 31, 2012 and March 26, 2011:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands, except per share data)

Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$1,513	$219	$(7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390

Income (loss) per common share	$0.11	$0.02	$(0.68)

Diluted income (loss) per common share computation:
Numerator:
Net income (loss)	$1,513	$219	$(7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)	6	46	—

Weighted-average common shares outstanding – diluted	13,544	11,438	11,390

Diluted income (loss) per common share	$0.11	$0.02	$(0.68)

Accounts receivable (Tables)	12 Months Ended
Mar. 30, 2013
Receivables [Abstract]
Summary of Accounts Receivables

Accounts receivable at March 30, 2013 and March 31, 2012 consist of the following:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)

Customer trade receivables	$4,884	$5,135
Other receivables	1,755	1,965

	$6,639	$7,100

Schedule of Continuity of Allowance for Doubtful Accounts

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 27, 2010	$2,518
Additional provision recorded	247
Net write-offs	(283)

Balance March 26, 2011	2,482
Additional provision recorded	231
Net write-offs	(248)

Balance March 31, 2012	2,465
Reduction in provision recorded	(23)
Net write-offs	(333)

Balance March 30, 2013	$2,109

Inventories (Tables)	12 Months Ended
Mar. 30, 2013
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories are summarized as follows:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)
Raw materials	$3,609	$5,134
Work in progress	426	1,233
Retail inventories and manufactured finished goods	132,976	137,108

	$137,011	$143,475

Continuity of Obsolescence Reserve for Inventory

Continuity of the obsolescence reserve for inventory is as follows (in thousands):

Balance March 27, 2010	$4,890
Additional charges	1,535
Deductions	(1,339)

Balance March 26, 2011	5,086
Additional charges	2,462
Deductions	(2,868)

Balance March 31, 2012	4,680
Additional charges	1,327
Deductions	(2,408)

Balance March 30, 2013	$3,599

Property and equipment: (Tables)	12 Months Ended
Mar. 30, 2013
Property Plant And Equipment [Abstract]
Components of Property and Equipment

The components of property and equipment are as follows:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)

Land	$6,414	$6,520
Buildings	9,444	9,478
Leasehold improvements	44,770	46,944
Equipment and vehicles	2,193	2,360
Molds	1,238	1,254
Furniture and fixtures	9,599	9,983
Software and electronic equipment	20,260	19,476

	93,918	96,015
Accumulated depreciation	(66,592)	(70,219)

	$27,326	$25,796

Bank indebtedness (Tables)	12 Months Ended
Mar. 30, 2013
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility

The information concerning the Company’s senior secured credit facility is as follows:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012
	(In thousands)
Maximum borrowing outstanding during the year	$100,548	$88,143
Average outstanding balance during the year	$78,371	$71,045
Weighted average interest rate for the year	3.6%	3.6%
Effective interest rate at year-end	3.6%	3.6%

Long-term debt (Tables)	12 Months Ended
Mar. 30, 2013
Debt Disclosure [Abstract]
Summary of Long-Term Debt
(a)	Long-term debt consists of the following:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility and bear interest at an annual rate of the greater of 9.5% per annum or one-month LIBOR based rate plus 6.5% with a four-year term expiring in June 2015.	$18,000	$18,000
Obligation under capital lease on land and building, pursuant to a sale-leaseback transaction. The term loan is being amortized using an implicit annual interest rate of 10.74% over the term of the lease of 20 years with a balloon payment related to the land component and is repayable in monthly installments of approximately $165,185 (Cdn$167,762). The balance at March 30, 2013 and March 31, 2012 was Cdn$13,981,000 and Cdn$14,333,000, respectively.	13,767	14,346
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 5.5%, repayable beginning in April 2012 in 48 equal monthly capital repayments of $205,133 (Cdn$208,333), secured by the assets of the Company. The balance at March 30, 2013 and March 31, 2012 was Cdn$7,708,000 and Cdn$10,000,000, respectively.	7,590	10,009
Obligations under capital leases, at annual interest rates between 6% and 10%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to April 2018.	388	2,289
Cash advance provided by the Company’s controlling shareholder bearing interest at an annual rate of 11%, net of withholding taxes (Note 14(c))	1,500	5,000
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 3.5%, repayable beginning in May 2009 in 20 monthly capital repayments of $34,462 (Cdn$35,000) and thereafter 40 monthly payments of $54,155 (Cdn$55,000), secured by the assets of the Company and subject to certain financial covenants. The balance at March 30, 2013 and March 31, 2012 was Cdn$660,000 and Cdn$1,320,000, respectively. (b)	650	1,321

	41,895	50,965
Current portion of long-term debt	3,795	5,567

	$38,100	$45,398

Summary of Future Minimum Lease Payments for Capital Leases
(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2014	$2,160
2015	2,127
2016	2,093
2017	2,217
2018	2,190
Thereafter	12,410

23,197
Less imputed interest	9,042

$14,155

Summary of Principal Payment on Long Term Debt Including Obligation Under Capital Lease
(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2014	$3,795
2015	3,182
2016	21,224
2017	1,183
2018	1,059
Thereafter	11,452

$41,895

Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 30, 2013
Birks Stock Option Plan [Member]
Summary of Activity of Stock Option Plans and Arrangements

The following is a summary of the activity of Birks’ stock option plans and arrangements. The weighted average exercise price for Canadian priced options in the summary below have been converted to U.S. dollars using the exchange rate for Canadian and U.S. dollars as of March 30, 2013:

	Options	Weighted average exercise price
Outstanding March 27, 2010	307,761	$2.37
Granted	64,470	1.22
Cancelled	(47,353)	7.35
Forfeited	(1,664)	5.50
Exercised	(128)	1.05

Outstanding March 26, 2011	323,086	1.39
Granted	175,000	1.07
Exercised	(1,080)	1.05
Cancelled	(888)	7.07

Outstanding March 31, 2012	496,118	1.26
Granted	130,000	0.89
Cancelled	(1,500)	3.28

Outstanding March 30, 2013	624,618	$1.18

Summary of Status of Stock Options

A summary of the status of Birks’ stock options at March 30, 2013 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.89-1.00	372,944	4.0	$0.96	242,944	$1.00
$1.01-1.05	156,674	8.7	1.04	56,674	1.04
$1.25-1.26	80,000	7.7	1.25	45,000	1.25
$7.73	15,000	1.1	7.73	15,000	7.73

	624,618	5.6	$1.18	359,618	$1.32

Mayors Stock Option Plan [Member]
Summary of Status of Stock Options

A summary of the status of the option plans at March 30, 2013 is presented below:

Exercise price		Options outstanding and exercisable
	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$ 1.05	1,260	7.0	$1.05
$ 6.00 – 9.00	7,821	1.0	8.16

	9,081	1.8	$7.18

Summary of Stock Option Activity

The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 27, 2010	269,265	$11.55
Forfeited/cancelled	(47,632)	30.51
Granted	2,607	1.05

Outstanding March 26, 2011	224,240	7.40
Forfeited/cancelled	(6,494)	52.33

Outstanding March 31, 2012	217,746	6.06
Expired	(208,665)	6.01

Outstanding March 30, 2013	9,081	$7.18

Income taxes (Tables)	12 Months Ended
Mar. 30, 2013
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets

The significant items comprising the Company’s net deferred tax assets at March 30, 2013 and March 31, 2012 are as follows:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$41,776	$41,018
Difference between book and tax basis of property and equipment	2,746	4,015
Interest expense limitations carry forward	6,292	5,127
Inventory allowances	759	834
Other reserves not currently deductible	874	1,080
Capital lease obligation	3,617	3,759
Expenses not currently deductible	439	1,276
Other	104	134

Net deferred tax asset before valuation allowance	56,607	57,243
Valuation allowance	(56,607)	(57,243)

Net deferred tax asset	$—	$—

Reconciliation of Unrecognized Tax Benefits

The following table reconciles the unrecognized tax benefits at March 30, 2013 and March 31, 2012:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012
	(In thousands)
Unrecognized tax benefits at the beginning of the year	$—	$—
Gross increase – tax position in current period	299	332
Applied against certain element of deferred tax assets	(299)	(332)

Unrecognized tax benefits at the end of the year	$—	$—

Components of Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Income tax expense (benefit):
Current	$299	$332	$444
Deferred	393	(820)	(4,789)
Valuation allowance	(672)	511	4,369

Income tax expense	$20	$23	$24

Schedule of Effective Income Tax Rate Reconciliation

The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
Canadian statutory rate	26.2%	27.5%	29.3%
Rate differential for U.S. operations	(7.3)%	(139.1)%	13.9%
Adjustment to valuation allowance	21.0%	493.9%	(62.4)%
Utilization of unrecognized losses and other tax attributes	(45.3)%	(395.5)%	17.8%
Permanent differences and other	6.7%	22.7%	1.1%

Total	1.3%	9.5%	(0.3)%

Capital stock (Tables)	12 Months Ended
Mar. 30, 2013
Equity [Abstract]
Summary of Common Stock Outstanding

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 26, 2011	3,672,535	$22,282	7,717,970	$38,613	11,390,505	$60,895
Exercise of stock options	1,080	1	—	—	1,080	1

Balance as of March 31, 2012	3,673,615	$22,283	7,717,970	$38,613	11,391,585	$60,896
Stock rights offering	3,442,026	3,593	—	—	3,442,026	3,593

Balance as of March 30, 2013	7,115,641	$25,876	7,717,970	$38,613	14,833,611	$64,489

Commitments (Tables)	12 Months Ended
Mar. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Minimum Future Payments Under Leases

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2014	$15,893
2015	13,031
2016	10,930
2017	9,359
2018	6,249
Thereafter	15,534

$70,996

Segmented information (Tables)	12 Months Ended
Mar. 30, 2013
Segment Reporting [Abstract]
Schedule of Information Relating to Segments

Certain information relating to the Company’s segments for the years ended March 30, 2013, March 31, 2012, and March 26, 2011, respectively, is set forth below:

	Retail			Other			Total
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(In thousands)
Sales to external customers	$274,725	$279,345	$257,150	$18,034	$22,972	$13,798	$292,759	$302,317	$270,948
Inter-segment sales	$—	$—	$—	$25,126	$27,076	$21,875	$25,126	$27,076	$21,875
Unadjusted gross profit	$120,554	$125,749	$113,131	$10,612	$13,945	$8,626	$131,166	$139,694	$121,757

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 30, 2013, March 31, 2012 and March 26, 2011:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Unadjusted gross profit	$131,166	$139,694	$121,757
Inventory provisions	(2,763)	(2,998)	(3,034)
Other unallocated costs	(2,527)	(3,051)	(2,417)
Adjustment of intercompany profit	298	(415)	2

Adjusted gross profit	$126,174	$133,230	$116,308

Schedule of Sales to External Customers and Long-Lived Assets by Geographical Areas

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Geographic Areas
Net sales:
Canada	$158,834	$163,027	$144,903
United States	133,925	139,290	126,045

	$292,759	$302,317	$270,948

Long-lived assets:
Canada	$18,966	$20,330	$20,232
United States	9,963	7,805	7,366

	$28,929	$28,135	$27,598

Classes of Similar Products
Net sales:
Jewelry and other	$164,492	$172,487	$159,306
Timepieces	128,267	129,830	111,642

	$292,759	$302,317	$270,948

Related party transactions (Tables)	12 Months Ended
Mar. 30, 2013
Related Party Transactions [Abstract]
Balance Related to Related Parties
Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Transactions:
Purchases of inventory from supplier related to shareholder	$262	$1,803	$2,539
Management fees to a related party	180	158	—
Consultant fees to a related party	165	165	161
Expense reimbursement to a related party	241	238	238
Interest expense on cash advance received from controlling shareholder	308	609	797
Wholesale distribution service payments to a related party	3	11	—
Balances:
Accounts payable to supplier related to shareholder	31	170	539
Accounts payable to related parties	65	69	32
Interest payable on cash advance received from controlling shareholder	14	47	57

Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Significant Accounting Policies [Line Items]
Depreciation of assets	$ 208,000	$ 279,000	$ 521,000
Amounts receivable from credit card issuers	1,900,000	1,900,000
Accounts receivable periods	30 days
Amortization method of intangible assets	Trademarks and tradenames are amortized using the straight-line method over a period of 15 to 20 years
Intangible assets	1,700,000	1,600,000
Accumulated amortization of intangible assets	700,000	600,000
Period of warranties	3 years
Asset impairment charge	0	0	0
Reimbursement of advertising cost	2,900,000	2,900,000	2,900,000
Advertising and marketing expense	10,800,000	9,900,000	8,000,000
Stock options [Member]
Significant Accounting Policies [Line Items]
Outstanding	232,821	230,694	547,326
Warrants [Member]
Significant Accounting Policies [Line Items]
Outstanding	382,693	382,693	382,693
Stock appreciation rights [Member]
Significant Accounting Policies [Line Items]
Outstanding			21,737
Cost of goods sold [Member]
Significant Accounting Policies [Line Items]
Gains (losses) on foreign exchange	100,000	(300,000)	400,000
Interest and other financial costs [Member]
Significant Accounting Policies [Line Items]
Gains (losses) on foreign exchange	$ (174,000)	$ (113,000)	$ 12,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	90 days
Consumer credit receivable charges	18.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	10 days
Consumer credit receivable charges	7.90%

Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	12 Months Ended
Mar. 30, 2013
Buildings [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful lives of assets	Lesser of term of the lease or the economic life
Leasehold improvements [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful lives of assets	Lesser of term of the lease or the economic life
Software and electronic equipment [Member] | Minimum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful lives of assets	3 years
Software and electronic equipment [Member] | Maximum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful lives of assets	10 years
Molds [Member] | Minimum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful lives of assets	2 years
Molds [Member] | Maximum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful lives of assets	5 years
Furniture and fixtures [Member] | Minimum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful lives of assets	5 years
Furniture and fixtures [Member] | Maximum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful lives of assets	8 years
Equipment and vehicles [Member] | Minimum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful lives of assets	3 years
Equipment and vehicles [Member] | Maximum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful lives of assets	8 years

Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Numerator:
Net income (loss)	$ 1,513	$ 219	$ (7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390
Income (loss) per common share	$ 0.11	$ 0.02	$ (0.68)
Numerator:
Net income (loss)	$ 1,513	$ 219	$ (7,746)
Denominator:
Weighted-average common shares outstanding	13,538	11,392	11,390
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)	6	46
Weighted-average common shares outstanding - diluted	13,544	11,438	11,390
Diluted income (loss) per common share	$ 0.11	$ 0.02	$ (0.68)

Accounts Receivable - Summary of Accounts Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Receivables [Abstract]
Customer trade receivables	$ 4,884	$ 5,135
Other receivables	1,755	1,965
Total	$ 6,639	$ 7,100

Accounts Receivable - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012
Accounts Receivables [Line Items]
Customer trade receivables	$ 4,884,000	$ 5,135,000
Non accrual [Member]
Accounts Receivables [Line Items]
Customer trade receivables	300,000	200,000
Payment period of term loan	Revolving lines of credit and/or installment plans under which the payment terms exceed one year
Outstanding amount of receivables	$ 2,900,000	$ 3,700,000

Accounts Receivable - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Receivables [Abstract]
Beginning balance	$ 2,465	$ 2,482	$ 2,518
Reduction in provision recorded	(23)
Additional provision recorded		231	247
Net write-offs	(333)	(248)	(283)
Ending balance	$ 2,109	$ 2,465	$ 2,482

Inventories - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 3,609	$ 5,134
Work in progress	426	1,233
Retail inventories and manufactured finished goods	132,976	137,108
Total inventory	$ 137,011	$ 143,475

Inventories - Continuity of Obsolescence Reserve for Inventory (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Inventory Disclosure [Abstract]
Beginning balance	$ 4,680	$ 5,086	$ 4,890
Additional charges	1,327	2,462	1,535
Deductions	(2,408)	(2,868)	(1,339)
Ending balance	$ 3,599	$ 4,680	$ 5,086

Property and Equipment - Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 93,918	$ 96,015
Accumulated depreciation	(66,592)	(70,219)
Property and equipment, Net	27,326	25,796
Land [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	6,414	6,520
Buildings [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	9,444	9,478
Leasehold improvements [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	44,770	46,944
Equipment and vehicles [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	2,193	2,360
Molds [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	1,238	1,254
Furniture and fixtures [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	9,599	9,983
Software and electronic equipment [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 20,260	$ 19,476

Property and Equipment - Additional Information (Detail) (Property and equipment [Member], USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Property and equipment [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Property and plant under capital lease arrangement, cost	$ 13.7	$ 19.5
Property and plant under capital lease arrangement, net book value	$ 8.1	$ 11

Bank Indebtedness - Additional Information (Detail)	12 Months Ended								12 Months Ended		12 Months Ended
	Mar. 30, 2013 USD ($)	Mar. 30, 2013 CAD	Mar. 31, 2012 USD ($)	Feb. 10, 2013 USD ($)	Jan. 20, 2013 USD ($)	Aug. 31, 2012	Mar. 31, 2012 Prior to amendment [Member]	Mar. 31, 2012 After Amendment [Member] USD ($)	Mar. 30, 2013 Minimum [Member]	Mar. 31, 2012 Minimum [Member]	Mar. 30, 2013 Maximum [Member]	Mar. 31, 2012 Maximum [Member]	Mar. 31, 2012 Tranche A [Member] Minimum [Member] Prior to amendment [Member]	Mar. 31, 2012 Tranche A [Member] Maximum [Member] Prior to amendment [Member]	Mar. 31, 2012 Tranche B [Member] Minimum [Member] After Amendment [Member]	Mar. 31, 2012 Tranche B [Member] Maximum [Member] After Amendment [Member]	Mar. 31, 2012 Senior secured revolving credit facility [Member] USD ($)	Mar. 31, 2012 Senior secured revolving credit facility [Member] Senior secured credit facility extended revolving [Member] USD ($)	Mar. 31, 2012 Senior secured revolving credit facility [Member] Tranche A [Member] USD ($)	Mar. 31, 2012 Senior secured revolving credit facility [Member] Tranche B [Member] USD ($)	Mar. 31, 2012 Senior secured term loan credit facility [Member] USD ($)
Credit Facilities [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity																	$ 132,000,000	$ 115,000,000	$ 124,000,000	$ 12,500,000	$ 12,500,000
Amendment Description			The $132 million senior secured revolving credit facility was amended and extended for a total of $115 million and bears interest at a floating rate of LIBOR plus 2.25% to LIBOR plus 3.0% (based on interest coverage and excess availability thresholds).
Credit Facility Interest rate-Fixed percentage added to LIBOR										2.25%		3.00%	2.50%	3.00%	4.50%	5.00%
Interest rate reduced on senior secured term loan						9.50%	16.00%	11.00%
Basis spread on variable rate						6.50%	12.00%	8.00%
Secured Long Term Debt								18,000,000
Line of Credit Facility Expiration Date			Jun 30, 2015
Senior secured revolving credit facility which had an outstanding balance	67,300,000		61,600,000
Discretionary reserve limit	5.00%	5.00%
Senior secured revolving credit facility, seasonal availability block				5,000,000	12,500,000
Senior secured revolving credit facility, increase or decrease in the amount of excess availability	369,000
Senior secured revolving credit facility, excess availability	16,400,000
Foreign exchange	1	1
Aggregate dividend payment											33.00%
Fixed charge coverage ratio									1		1.3
Minimum excess availability	30,000,000
Mortgage on moveable property (general) under the Civil Code (Quebec)	$ 246,160,000	250,000,000

Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) (Senior Secured Notes [Member], USD $)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012
Senior Secured Notes [Member]
Credit Facilities [Line Items]
Maximum borrowing outstanding during the year	$ 100,548,000	$ 88,143,000
Average outstanding balance during the year	$ 78,371,000	$ 71,045,000
Weighted average interest rate for the year	3.60%	3.60%
Effective interest rate at year-end	3.60%	3.60%

Long-term debt - Summary of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Proforma Debt Instrument [Line Items]
Long-term debt and Capital lease obligations	$ 41,895	$ 50,965
Current portion of long-term debt	3,795	5,567
Long-term debt	38,100	45,398
Capital leasing arrangements [Member] | Land and Building [Member]
Proforma Debt Instrument [Line Items]
Obligation under capital leases	13,767	14,346
Term Loan From Investissement Of Quebec Prime Plus Five Point Five Percent [Member]
Proforma Debt Instrument [Line Items]
Long-term debt	7,590	10,009
Revolving credit facility [Member]
Proforma Debt Instrument [Line Items]
Long-term debt	18,000	18,000
Leasehold improvements [Member] | Furniture and equipment [Member]
Proforma Debt Instrument [Line Items]
Obligation under capital leases	388	2,289
Cash contribution [Member]
Proforma Debt Instrument [Line Items]
Long-term debt	1,500	5,000
Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member]
Proforma Debt Instrument [Line Items]
Long-term debt	$ 650	$ 1,321

Long-term debt - Summary of Long Term Debt (Parenthetical) (Detail)	12 Months Ended		12 Months Ended												12 Months Ended
	Mar. 31, 2012	Aug. 31, 2012	Mar. 30, 2013 Capital leasing arrangements [Member]	Mar. 31, 2012 Capital leasing arrangements [Member]	Mar. 30, 2013 Term Loan From Investissement Of Quebec Prime Plus Five Point Five Percent [Member] USD ($) Installment	Mar. 30, 2013 Term Loan From Investissement Of Quebec Prime Plus Five Point Five Percent [Member] CAD	Mar. 31, 2012 Term Loan From Investissement Of Quebec Prime Plus Five Point Five Percent [Member] USD ($) Installment	Mar. 31, 2012 Term Loan From Investissement Of Quebec Prime Plus Five Point Five Percent [Member] CAD	Mar. 30, 2013 Revolving credit facility [Member] Senior Subordinated Loans [Member]	Mar. 31, 2012 Revolving credit facility [Member] Senior Subordinated Loans [Member]	Mar. 30, 2013 Cash contribution [Member]	Mar. 31, 2012 Cash contribution [Member]	Mar. 30, 2013 Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member]	Mar. 31, 2012 Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member]	Mar. 30, 2013 Repayment period one [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] USD ($)	Mar. 30, 2013 Repayment period one [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] CAD	Mar. 31, 2012 Repayment period one [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] USD ($)	Mar. 31, 2012 Repayment period one [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] CAD	Mar. 30, 2013 Repayment period two [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] USD ($)	Mar. 30, 2013 Repayment period two [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] CAD	Mar. 31, 2012 Repayment period two [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] USD ($)	Mar. 31, 2012 Repayment period two [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] CAD	Mar. 30, 2013 Land and Building [Member] Capital leasing arrangements [Member] USD ($)	Mar. 30, 2013 Land and Building [Member] Capital leasing arrangements [Member] CAD	Mar. 31, 2012 Land and Building [Member] Capital leasing arrangements [Member] USD ($)	Mar. 31, 2012 Land and Building [Member] Capital leasing arrangements [Member] CAD
Proforma Debt Instrument [Line Items]
Secured long term debt		9.50%							9.50%	9.50%
Sale Leaseback transaction implicit annual interest																							10.74%	10.74%	10.74%	10.74%
Capital repayment period															20 months	20 months	20 months	20 months	40 months	40 months	40 months	40 months
Secured long term debt		6.50%							6.50%	6.50%
Capital Repayment amount															$ 34,462	35,000	$ 34,462	35,000
Line of Credit Facility Expiration Date	Jun 30, 2015								Jun 30, 2015	Jun 30, 2015
Capital lease period									4 years	4 years													20 years	20 years	20 years	20 years
Repayments Of Debt And Capital Lease Obligations																							165,185	167,762	165,185	167,762
Annual rate of prime plus					5.50%	5.50%	5.50%	5.50%					3.50%	3.50%
Number of installments					48	48	48	48
Capital repayments					205,133	208,333	205,133	208,333											54,155	55,000	54,155	55,000
Debt Instrument Interest Rate Stated Percentage Rate Range Minimum			6.00%	6.00%
Balance of term loan						7,708,000		10,000,000
Outstanding amount of repayment																				660,000		1,320,000		13,981,000		14,333,000
Debt Instrument Interest Rate Stated Percentage Rate Range Maximum			10.00%	10.00%
Interest on Cash advances											11.00%	11.00%

Long-term debt - Summary of Future Minimum Lease Payments for Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013
Debt Disclosure [Abstract]
2014	$ 2,160
2015	2,127
2016	2,093
2017	2,217
2018	2,190
Thereafter	12,410
Minimum Lease Payments Sale Lease back Transactions	23,197
Less imputed interest	9,042
Total	$ 14,155

Long-term debt - Summary of Principal Payment on long Term Debt Including Obligation Under Capital Lease (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Debt Disclosure [Abstract]
2014	$ 3,795
2015	3,182
2016	21,224
2017	1,183
2018	1,059
Thereafter	11,452
Long-term debt and Capital lease obligations	$ 41,895	$ 50,965

Long-term debt - Additional Information (Detail)	12 Months Ended
	Mar. 30, 2013 USD ($) D	Mar. 30, 2013 CAD D	Dec. 11, 2012 USD ($)	Dec. 11, 2012 CAD	Mar. 31, 2012 USD ($)
Debt Disclosure [Abstract]
Outstanding letters of credit	$ 1,700,000				$ 1,800,000
Lease period	20	20
Annual rent rate	$ 2,000,000	2,013,138	$ 1,800,000	1,830,125
Increase in percentage of annual rent rate	10.00%	10.00%
Condition for lease agreement	The Company has four options to renew and extend the term of the lease for four further terms of five years each, except for the last option which is five years less eleven days, terminating on November 30, 2040. Subject to specific terms and conditions, the Company also has two options to purchase the premises, which may be exercised no later than six months prior to the end of the fifteenth year of the term of the lease and the end of the twentieth year of the term of the lease, respectively.	The Company has four options to renew and extend the term of the lease for four further terms of five years each, except for the last option which is five years less eleven days, terminating on November 30, 2040. Subject to specific terms and conditions, the Company also has two options to purchase the premises, which may be exercised no later than six months prior to the end of the fifteenth year of the term of the lease and the end of the twentieth year of the term of the lease, respectively.

Benefit Plans and Stock-Based Compensation - Additional Information (Detail)	12 Months Ended				12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended		12 Months Ended
	Mar. 30, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 26, 2011 USD ($)	Mar. 27, 2010	Mar. 30, 2013 Stock appreciation rights [Member] USD ($)	Mar. 31, 2012 Stock appreciation rights [Member] USD ($)	Mar. 26, 2011 Stock appreciation rights [Member] USD ($)	Mar. 26, 2011 Amended Stock Option Plan [Member] USD ($)	Mar. 30, 2013 Options Outstanding [Member] USD ($)	Mar. 31, 2012 Options Outstanding [Member] USD ($)	Mar. 30, 2013 Mayors Stock Option Plan [Member]	Mar. 30, 2013 Mayors Stock Option Plan [Member]	Mar. 31, 2012 Mayors Stock Option Plan [Member]	Mar. 26, 2011 Mayors Stock Option Plan [Member]	Mar. 27, 2010 Mayors Stock Option Plan [Member]	Mar. 30, 2013 Employee Stock Purchase Plans [Member]	Mar. 31, 2012 Employee Stock Purchase Plans [Member]	Mar. 26, 2011 Employee Stock Purchase Plans [Member]	Mar. 30, 2013 Profit Sharing 401 K Plan [Member] USD ($)	Mar. 31, 2012 Profit Sharing 401 K Plan [Member] USD ($)	Mar. 26, 2011 Profit Sharing 401 K Plan [Member] USD ($)	Mar. 30, 2013 2003 Credit Facility [Member] USD ($) Y	Mar. 30, 2013 2003 Credit Facility [Member] CAD	Mar. 30, 2013 Class A voting share [Member] USD ($)	Mar. 31, 2012 Class A voting share [Member] USD ($)	Mar. 26, 2011 Class A voting share [Member] USD ($)	Mar. 30, 2013 Class A voting share [Member] CAD	Mar. 30, 2013 Class A voting share [Member] Employee Stock Purchase Plans [Member]	Mar. 30, 2013 Class A voting share [Member] Chief Executive Officer [Member] USD ($)	Mar. 30, 2013 Birks ESOP [Member] Class A voting share [Member]	Mar. 30, 2013 Amended Birks Employee Stock Option Plan [Member] Class A voting share [Member] USD ($)	Mar. 31, 2012 Amended Birks Employee Stock Option Plan [Member] Class A voting share [Member]	Mar. 26, 2011 Amended Birks Employee Stock Option Plan [Member] Class A voting share [Member]	Mar. 30, 2013 Long Term Incentive Plan [Member] Class A voting share [Member] USD ($)	Mar. 31, 2012 Long Term Incentive Plan [Member] Class A voting share [Member] USD ($)	Mar. 30, 2013 Long Term Incentive Plan [Member] Class A voting share [Member] Stock appreciation rights [Member]	Mar. 30, 2013 Combined Equity Award Plans [Member] Class A voting share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance of shares																												100,000						900,000			1,304,025
Stock appreciation rights granted																																				72,320
Long term incentive plan stock appreciation rights, weighted average exercise price																																		$ 2.53
Options outstanding	624,618	496,118	323,086	307,761							9,081	9,081	217,746	224,240	269,265														242,944					360,000
Stock options issued																																		130,000	175,000
Vesting period																																		3 years
Exercise price																															$ 1.05			$ 0.89	$ 1.07
Expiration period																																		10 years
Weighted Average Grant Date Fair Value																																		$ 0.79	$ 1.02
Dividend yield																																		0.00%
Expected volatility																																		95.10%	97.80%
Risk free interest rate																																		1.59%	2.19%
Weighted average expected term																																		10 years
Intrinsic value of outstanding options																								$ 0
Unrecognized compensation, non-vested portion of stock option																								127,000
Total compensation Cost for recognized earning																								118,000	79,000	19,000
Employee stock option description																														Birks ESOP
Options granted	15,000																														6,674	8,174	10,142
Purchase price Class A voting shares																								$ 7.61			7.73
Exercise price per share																													$ 1
Compensation expense					0	0	0	5,000	0	0														0	0	0
Weighted average estimated life					2 years 2 months 12 days						1 year 9 months 18 days	1 year 9 months 18 days
Outstanding stock					21,737
Aggregate intrinsic value					0
Share-based payment arrangements	0	0	0
Outstanding warrants	382,693
Weighted average exercise price	$ 3.42
Warrant expiry date	Aug 20, 2022
Number of Class A voting shares which could be purchased by Investissement Quebec																						99,428
Exercise price of options																						$ 4.62	4.52
Selling and general administrative expense	110,806,000	118,075,000	107,444,000																			17,000
Year the options expired																						2,011
Common stock purchase percent																												85.00%
Outstanding shares																												99,995
Additional shares issued																0	0	0
Additional shares to be issued under this plan																No additional shares will be issued under this plan
Percentage of employee contribution																			25.00%
Percentage of employee compensation																			4.00%
Company matching contributions after exercise of its right to cancel future matching contributions																			0	0	0
Payment portion of LTCIP value at the end of first three year	0.33
Payment portion of LTCIP value thereafter	0.33
Maximum percentage of CO's total earnings before tax for three years	10.00%
Target incentive compensation level for the first three year cycle	$ 2,067,000
Percentage of total payout capped	200.00%

Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) (USD $)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding Beginning Balance	496,118	323,086	307,761
Granted	130,000	175,000	64,470
Cancelled	(1,500)	(888)	(47,353)
Forfeited			(1,664)
Exercised		(1,080)	(128)
Outstanding Ending balance	624,618	496,118	323,086
Outstanding beginning balance	$ 1.26	$ 1.39	$ 2.37
Granted	$ 0.89	$ 1.07	$ 1.22
Cancelled	$ 3.28	$ 7.07	$ 7.35
Forfeited			$ 5.5
Exercised		$ 1.05	$ 1.05
Outstanding Ending balance	$ 1.18	$ 1.26	$ 1.39

Benefit Plans and Stock-Based Compensation - Summary of Status of Stock Options (Detail) (USD $)	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011	Mar. 27, 2010	Mar. 30, 2013 Options Outstanding [Member]	Mar. 30, 2013 Options Exercisable [Member]	Mar. 30, 2013 Range One [Member]	Mar. 30, 2013 Range One [Member] Options Outstanding [Member]	Mar. 30, 2013 Range One [Member] Options Exercisable [Member]	Mar. 30, 2013 Range Two [Member]	Mar. 30, 2013 Range Two [Member] Options Outstanding [Member]	Mar. 30, 2013 Range Two [Member] Options Exercisable [Member]	Mar. 30, 2013 Range Three [Member]	Mar. 30, 2013 Range Three [Member] Options Outstanding [Member]	Mar. 30, 2013 Range Three [Member] Options Exercisable [Member]	Mar. 30, 2013 Range Four [Member]	Mar. 30, 2013 Range Four [Member] Options Outstanding [Member]	Mar. 30, 2013 Range Four [Member] Options Exercisable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Lower limit							$ 0.89			$ 1.01			$ 1.25
Exercise price, Upper limit							$ 1			$ 1.05			$ 1.26			$ 7.73
Options outstanding, Number outstanding					624,618			372,944			156,674			80,000			15,000
Options outstanding, Weighted average remaining life (years)					5 years 7 months 6 days			4 years			8 years 8 months 12 days			7 years 8 months 12 days			1 year 1 month 6 days
Options outstanding, Weighted average exercise price	$ 1.18	$ 1.26	$ 1.39	$ 2.37	$ 1.18			$ 0.96			$ 1.04			$ 1.25			$ 7.73
Options exercisable, Number exercisable						359,618			242,944			56,674			45,000			15,000
Options exercisable, Weighted average exercise price						$ 1.32			$ 1			$ 1.04			$ 1.25			$ 7.73

Benefit Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning Balance	496,118	323,086	307,761
Granted	130,000	175,000	64,470
Outstanding Ending balance	624,618	496,118	323,086
Outstanding beginning balance	$ 1.26	$ 1.39	$ 2.37
Granted	$ 0.89	$ 1.07	$ 1.22
Outstanding Ending balance	$ 1.18	$ 1.26	$ 1.39
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning Balance	217,746	224,240	269,265
Expired	(208,665)	(6,494)	(47,632)
Granted			2,607
Outstanding Ending balance	9,081	217,746	224,240
Outstanding beginning balance	$ 6.06	$ 7.4	$ 11.55
Expired	$ 6.01	$ 52.33	$ 30.51
Granted			$ 1.05
Outstanding Ending balance	$ 7.18	$ 6.06	$ 7.4

Benefit Plans and Stock-Based Compensation - Summary of Stock Option Plans (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 30, 2013	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011	Mar. 27, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	624,618	624,618	496,118	323,086	307,761
Options outstanding and exercisable Weighted average exercise price	$ 1.18	$ 1.18	$ 1.26	$ 1.39	$ 2.37
Mayors Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	9,081	9,081	217,746	224,240	269,265
Options outstanding and exercisable Weighted average remaining life (years)	1 year 9 months 18 days	1 year 9 months 18 days
Options outstanding and exercisable Weighted average exercise price	$ 7.18	$ 7.18	$ 6.06	$ 7.4	$ 11.55
Mayors Stock Option Plan [Member] | Exercise Prices ($ 1.05) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Upper limit		$ 1.05
Number outstanding	1,260	1,260
Options outstanding and exercisable Weighted average remaining life (years)		7 years
Options outstanding and exercisable Weighted average exercise price	$ 1.05	$ 1.05
Mayors Stock Option Plan [Member] | Exercise Prices ($ 6.00 - 9.00) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower limit		$ 6
Range of exercise price, Upper limit		$ 9
Number outstanding	7,821	7,821
Options outstanding and exercisable Weighted average remaining life (years)		1 year
Options outstanding and exercisable Weighted average exercise price	$ 8.16	$ 8.16

Income taxes - Additional Information (Detail)	Mar. 30, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 26, 2011 USD ($)	Mar. 30, 2013 Alternative Minimum Tax Credit [Member] USD ($)	Mar. 30, 2013 Domestic Tax Authority [Member] CAD	Mar. 30, 2013 Domestic Tax Authority [Member] Investment Tax Credits [Member] CAD	Mar. 30, 2013 Foreign Tax Authority [Member] USD ($)	Mar. 30, 2013 State and Local Jurisdiction [Member] USD ($)	Mar. 30, 2013 Section 382 Limitations [Member] USD ($)
Other Tax Carryforward [Line Items]
Accrued interest related to uncertain tax positions	$ 0
Non cash valuation allowance	(56,607,000)	(57,243,000)
Federal tax payable	5,800	25,000	25,000
Federal non capital losses					19,300,000		106,400,000	97,600,000
Investment tax credits				1,000,000		260,000
Expire date						Between 2022 and 2032
Pre-acquisition net operating loss									35,300,000
Pre-acquisition net operating loss limited									$ 953,000
Federal net operating loss carry forwards expiration Dates							Beginning in fiscal 2020 through fiscal 2033	Beginning in fiscal 2018 through fiscal 2033

Income Taxes - Summary of Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Deferred tax assets:
Loss and tax credit carry forwards	$ 41,776	$ 41,018
Difference between book and tax basis of property and equipment	2,746	4,015
Interest expense limitations carry forward	6,292	5,127
Inventory allowances	759	834
Other reserves not currently deductible	874	1,080
Capital lease obligation	3,617	3,759
Expenses not currently deductible	439	1,276
Other	104	134
Net deferred tax asset before valuation allowance	56,607	57,243
Valuation allowance	(56,607)	(57,243)
Net deferred tax asset

Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at the beginning of the year
Gross increase - tax position in current period	299	332
Applied against certain element of deferred tax assets	(299)	(332)
Unrecognized tax benefits at the end of the year

Income Taxes - Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Income Tax Disclosure [Abstract]
Current	$ 299	$ 332	$ 444
Deferred	393	(820)	(4,789)
Valuation allowance	(672)	511	4,369
Income tax expense	$ 20	$ 23	$ 24

Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Income Tax Disclosure [Abstract]
Canadian statutory rate	26.20%	27.50%	29.30%
Rate differential for U.S. operations	(7.30%)	(139.10%)	13.90%
Adjustment to valuation allowance	21.00%	493.90%	(62.40%)
Utilization of unrecognized losses and other tax attributes	(45.30%)	(395.50%)	17.80%
Permanent differences and other	6.70%	22.70%	1.10%
Total	1.30%	9.50%	(0.30%)

Capital Stock - Additional Information (Detail) (USD $)	Mar. 30, 2013 Class	Mar. 31, 2012	Mar. 30, 2013 Class A Common Stock [Member]	Mar. 30, 2013 Class B Common Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock voting rights per share			$ 1	$ 10
Preferred shares par value
Number of classes of common stock outstanding	2

Capital Stock - Summary of Common Stock Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Changes In Equity And Comprehensive Income Line Items [Line Items]
Beginning Balance, Shares	11,391,585	11,390,505
Stock rights offering, Shares	3,442,026
Stock rights offering	$ 3,593
Exercise of stock options, Shares		1,080	128
Ending Balance, Shares	14,833,611	11,391,585	11,390,505
Balance as of beginning balance	60,896	60,895
Exercise of stock options		1
Balance as of ending balance	64,489	60,896	60,895
Class A Common Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Beginning Balance, Shares	3,673,615	3,672,535
Stock rights offering, Shares	3,442,026
Stock rights offering	3,593
Exercise of stock options, Shares		1,080
Ending Balance, Shares	7,115,641	3,673,615
Balance as of beginning balance	22,283	22,282
Exercise of stock options		1
Balance as of ending balance	25,876	22,283
Class B Common Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Beginning Balance, Shares	7,717,970	7,717,970
Stock rights offering
Ending Balance, Shares	7,717,970	7,717,970
Balance as of beginning balance	38,613	38,613
Exercise of stock options
Balance as of ending balance	$ 38,613	$ 38,613

Commitments - Minimum Future Payments Under Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 15,893
2015	13,031
2016	10,930
2017	9,359
2018	6,249
Thereafter	15,534
Operating Leases, Future Minimum Payments Due, Total	$ 70,996

Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Commitments And Contingencies Disclosure [Abstract]
Rent expense	$ 25.2	$ 26.2	$ 27.1
Contingent rent expense	$ 0.4	$ 0.5	$ 0.3

Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Aug. 31, 2012 Supplier Concentration Risk [Member]	Mar. 30, 2013 Prime Investments S.A. [Member] Supplier Concentration Risk [Member]
Contingencies [Line Items]
Guaranteed amount of private label credit card sales	$ 6	$ 4.4
Reserve associated with guaranteed credit card sales	0.4	0.3
Percentage of annualized cost basis			45.00%	45.00%
Distribution agreement period	5 years
Jewelry products purchased	10.6
Minimum annual payments	5.6
Purchase made to replenish jewelry products, Period of payment	90 days
Return of unsold Damiani products	$ 5

Segmented Information - Additional Information (Detail)	12 Months Ended
Mar. 30, 2013 Segment
Segment Information [Line Items]
Number of reportable segment	2
Birks Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	30
Mayors Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	20
Rolex Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	1
Brinkhaus Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail locations	2

Segmented Information - Schedule of Information Relating to Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Sales Information [Line Items]
Sales to external customers	$ 292,759	$ 302,317	$ 270,948
Inter-segment sales	25,126	27,076	21,875
Unadjusted gross profit	131,166	139,694	121,757
Retail Segment [Member]
Sales Information [Line Items]
Sales to external customers	274,725	279,345	257,150
Unadjusted gross profit	120,554	125,749	113,131
Other Segments [Member]
Sales Information [Line Items]
Sales to external customers	18,034	22,972	13,798
Inter-segment sales	25,126	27,076	21,875
Unadjusted gross profit	$ 10,612	$ 13,945	$ 8,626

Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Segment Reporting [Abstract]
Unadjusted gross profit	$ 131,166	$ 139,694	$ 121,757
Inventory provisions	(2,763)	(2,998)	(3,034)
Other unallocated costs	(2,527)	(3,051)	(2,417)
Adjustment of intercompany profit	298	(415)	2
Adjusted gross profit	$ 126,174	$ 133,230	$ 116,308

Segmented Information - Schedule of Sales to External Customers and Long-Lived Assets by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	$ 292,759	$ 302,317	$ 270,948
Long-lived assets, total	28,929	28,135	27,598
Net Sales, total	292,759	302,317	270,948
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	158,834	163,027	144,903
Long-lived assets, total	18,966	20,330	20,232
Net Sales, total	158,834	163,027	144,903
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	133,925	139,290	126,045
Long-lived assets, total	9,963	7,805	7,366
Net Sales, total	133,925	139,290	126,045
Jewelry and Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	164,492	172,487	159,306
Net Sales, total	164,492	172,487	159,306
Timepieces [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	128,267	129,830	111,642
Net Sales, total	$ 128,267	$ 129,830	$ 111,642

Related Party Transactions - Balance Related to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Related Party Transactions [Abstract]
Purchases of inventory from supplier related to shareholder	$ 262	$ 1,803	$ 2,539
Management fees to a related party	180	158
Consultant fees to a related party	165	165	161
Expense reimbursement to a related party	241	238	238
Interest expense on cash advance received from controlling shareholder	308	609	797
Wholesale distribution service payments to a related party	3	11
Accounts payable to supplier related to shareholder	31	170	539
Accounts payable to related parties	65	69	32
Interest payable on cash advance received from controlling shareholder	$ 14	$ 47	$ 57

Related party transactions - Additional Information (Detail)	12 Months Ended			1 Months Ended							12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended
	Mar. 30, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 26, 2011 USD ($)	Aug. 31, 2012 Supplier Concentration Risk [Member]	Aug. 31, 2012 Montrovest BV [Member] USD ($)	Jun. 30, 2011 Montrovest BV [Member] USD ($)	Jun. 08, 2011 Montrovest BV [Member] USD ($)	Jun. 08, 2011 Montrovest BV [Member] EUR (€)	May 31, 2009 Montrovest BV [Member] USD ($)	Feb. 28, 2009 Montrovest BV [Member] USD ($)	Mar. 30, 2013 Montrovest BV [Member] USD ($)	Mar. 31, 2012 Montrovest BV [Member] USD ($)	Jun. 30, 2011 Montrovest BV [Member] Minimum [Member] Potential Transaction [Member] USD ($)	Mar. 30, 2013 Prime Investments S.A. [Member] USD ($)	Mar. 31, 2012 Prime Investments S.A. [Member] USD ($)	Mar. 30, 2013 Prime Investments S.A. [Member] Supplier Concentration Risk [Member]	Jun. 30, 2009 Gestofi [Member] CAD	Feb. 29, 2012 Regaluxe [Member]	Apr. 30, 2011 Regaluxe [Member]	Mar. 30, 2013 Regaluxe [Member] USD ($)	Mar. 31, 2012 Regaluxe [Member] USD ($)	Mar. 30, 2013 Regaluxe [Member] Maximum [Member] USD ($)
Related Party Transaction Due From To Related Party [Line Items]
Amount paid to related party							$ 180,000	€ 140,000			$ 180,000	$ 158,000								$ 3,000	$ 11,000
Notice days for non renewal							60 days	60 days
Agreement additional renewal term											1 year						1 year	1 year
Cash received from related party									3,000,000	2,000,000
Annual interest rate						11.00%					16.00%
Effective interest rate						12.20%					17.80%
Fee as a percentage of outstanding principal amount											7.00%
Cash received from related party						5,000,000
Net cash proceeds from an equity issuance													5,000,000
Transaction amount						75,000
Partial repayment of cash advance					3,500,000
Percentage of purchase price on cost				45.00%												45.00%
Purchase price of diamonds	262,000	1,803,000	2,539,000											300,000	1,800,000
Ownership percentage														21.60%
Related party expenses	$ 241,000	$ 238,000	$ 238,000														13,700			$ 241,000	$ 238,000	$ 250,000
Agreement beginning date																	Aug 1, 2009		Jun 1, 2011
Related party agreement term																			1 year
Discount factor																			3.50%
Agreement expiration date																			May 31, 2012

Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Fair Value Disclosures [Abstract]
Percentage of consolidated sale	28.00%	26.00%	24.00%
Bank indebtedness	$ 67.3
Long-term debt bearing interest at variable rates	8.2
Fixed-rate long-term debt	33.7
Fair value of fixed long-term debt and other long-term liabilities	36.3
Remaining fixed-rate long term debt	$ 18